NOTICE: PLEASE COMPLETE THE
ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
FOR YOUR CONVENIENCE YOU MAY VOTE BY MAIL, BY CALLING THE TOLL-FREE TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT, OR VIA THE INTERNET AT WWW.PROXYVOTE.COM.

WELLS FARGO FUNDS TRUST
525 Market Street
SAN FRANCISCO, CALIFORNIA 94105

January 31, 2002

Dear Valued Shareholder:

        We are seeking your approval of a proposed reorganization of five Funds of Wells Fargo Funds Trust into four other Funds of Wells Fargo Funds Trust. We refer to Wells Fargo Funds Trust as Wells Fargo Funds. We refer to the five Funds that are proposed to be reorganized as the Target Funds, and we refer to the four Funds into which the Target Funds will be reorganized as the Acquiring Funds.

        The proposed reorganizations arise out of management’s review of all the Funds in Wells Fargo Funds to determine whether any of the Funds are no longer viable, and to evaluate whether combining Funds with similar investment objectives, strategies or portfolio securities would better serve shareholders. In each reorganization, a Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund. Target Fund shareholders will receive shares of the same Class of the corresponding Acquiring Fund equal in value to the Target Fund shares in a tax-free exchange. The following table lists the Target Funds and the corresponding Acquiring Funds that are part of the proposed reorganization.

Target Funds	Acquiring Funds
Arizona Tax-Free Fund	National Tax-Free Fund
Oregon Tax-Free Fund	National Tax-Free Fund
Corporate Bond Fund	Income Plus Fund
International Fund	International Equity Fund
Small Cap Value Fund	Small Cap Opportunities Fund

Some of the potential benefits of the proposed Reorganization are:

*	The combined Funds will have potentially greater investment opportunities and market presence.
*	The combined Funds should have enhanced viability due to a larger asset base. A larger asset base also can lead to lower expense ratios.
*	The Acquiring Funds have better comparative performance or yield than the Target Funds over most measurement periods and, in management’s view, better performance opportunities going forward.

        Wells Fargo Funds Management, LLC has agreed to pay all expenses of each reorganization, so Fund shareholders will not bear these costs.

        The overall responsibility for management of the Target and Acquiring Funds rests with the Wells Fargo Funds’ Board of Trustees, which we refer to as the Board. The Board has unanimously approved each reorganization and believes that it is in the best interests of the Target Fund’s shareholders. The Board recommends that you vote your proxy to approve the reorganization.

        Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy ballot promptly. No postage is necessary if you mail it in the United States. Alternatively, you may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at www.proxyvote.com. If you have any questions about the proxy materials, or the proposed Fund reorganizations, please call your trust officer, investment professional, or Wells Fargo Funds’ Investor Services at 1-800-222-8222.

Very truly yours, Michael J. Hogan President
Arizona Tax-Free Fund Oregon Tax-Free Fund Corporate Bond Fund International Fund Small Cap Value Fund
Wells Fargo Funds Trust 525 Market Street San Francisco, California 94105
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR APRIL 26, 2002

        This is the formal notice and agenda for the special shareholder meeting of five of the Funds of Wells Fargo Funds Trust. It tells shareholders what proposals will be voted on and the time and place of the meeting. We refer to these five Wells Fargo Funds as the Target Funds, and the four other Wells Fargo Funds listed in the attached proxy/prospectus as the Acquiring Funds. We refer to all of them together as the Funds.

To the Shareholders of the Target Funds:

        A special meeting of shareholders of each of the Target Funds will be held on April 26, 2002, at 10:00 a.m. (Pacific Time) in the Directors Room at 525 Market Street, 10th Floor, San Francisco, California, to consider the following:
1.	The proposal to approve an Agreement and Plan of Reorganization. Under this Agreement, each Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund in exchange for shares of the same Class of the corresponding Wells Fargo Fund having equal value, which will be distributed proportionately to the shareholders of the Target Fund. Upon completion of the transactions contemplated by the Agreement, the Target Funds will be liquidated and terminated as series of Wells Fargo Funds.
2.	Any other business that properly comes before the meeting.

        Shareholders of record as of the close of business on December 27, 2001 are entitled to vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy ballot (voting instruction card).

By Order of the Board of Trustees of Wells Fargo Funds Trust C. David Messman Secretary

January 31, 2002

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy ballot promptly. No postage is necessary if you mail it in the United States. Alternatively, you may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at www.proxyvote.com. If you have any questions about the proxy, or the proposed Fund reorganizations, please call your trust officer, investment professional, or Wells Fargo Funds’ Investor Services at 1-800-222-8222.

COMBINED PROXY STATEMENT/PROSPECTUS January 31, 2002
WELLS FARGO FUNDS TRUST 525 Market Street San Francisco, California 94105 1-800-222-8222

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

        This document is a combined proxy statement and prospectus. It contains the information that shareholders of the Target Funds should know before voting on the proposals before them, and should be retained for future reference. It is both the proxy statement of the five Target Funds listed below and a prospectus for the four Acquiring Funds, and we refer to this document as the Proxy/Prospectus.

Target Funds	Acquiring Funds
Arizona Tax-Free Fund
Class A Class B Institutional Class
National Tax-Free Fund
Class A Class B Institutional Class

Oregon Tax-Free Fund
Class A Class B Institutional Class
National Tax-Free Fund
Class A Class B Institutional Class

Corporate Bond Fund
Class A Class B Class C
Income Plus Fund
Class A Class B Class C

International Fund
Class A Class B Institutional Class
International Equity Fund
Class A Class B Institutional Class

Small Cap Value Fund
Institutional Class
Small Cap Opportunities Fund
Institutional Class

HOW WILL THE REORGANIZATION WORK?

        The reorganization of each Target Fund, which we refer to as the Reorganization, will involve three steps:
*	the transfer of the assets and liabilities of the Target Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

*	the pro rata distribution of the same class of shares of the Acquiring Fund to the shareholders of record of the Target Fund as of the effective date of the Reorganization in full redemption of all shares of the Target Fund; and
*	the liquidation and termination of the Target Funds.

        As a result of the Reorganization, shareholders of each Target Fund will hold shares of the same Class of the corresponding Acquiring Fund. The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the Target Fund that you held immediately before the Reorganization. If one of the Target Funds does not approve the Reorganization, that Fund will not participate in the Reorganization. In such a case, the Target Fund will continue its operations beyond the date of the Reorganization and the Wells Fargo Funds’ Board of Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:
*	Prospectuses for the Target Funds and for the Acquiring Funds;
*	Annual and Semi-Annual Reports to shareholders of the Target Funds and of the Acquiring Funds; and
*	Statements of Additional Information, or SAIs, for the Target Funds and for the Acquiring Funds.

        These documents are on file with the Securities and Exchange Commission, which we refer to as the SEC.

        The effective prospectuses of the Target Funds and the Acquiring Funds, and Management’s Discussion of Fund Performance included in the Target Funds’ and the Acquiring Funds’ most recent Annual Report, are incorporated by reference and are legally deemed to be part of this proxy statement/prospectus. The SAI to this Proxy/Prospectus dated January 31, 2002 also is incorporated by reference and is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the Target Funds and the Acquiring Funds that describes the technical details of how the Reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.
*	A prospectus for the Acquiring Fund(s) whose shares you would own after the Reorganization accompanies this Proxy/Prospectus. Each Target Fund and Acquiring Fund is advised by Wells Fargo Funds Management, LLC, which we refer to as Funds Management. The prospectus and the most recent annual report to shareholders of the Target Funds, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders.
*	Management’s Discussion of Fund Performance for each of the Acquiring Funds contained in the most recent Annual Report is included in Exhibit C.

        Copies of all of these documents are available upon request without charge by writing to or calling:
Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 1-800-222-8222

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room in Washington, D.C.

By Phone:	1-800-SEC-0330

By Mail:	Public Reference Section
Securities and Exchange Commission
450 5th Street, N.W.
Washington, DC 20549-6009
(duplicating fee required)

By Email:	publicinfo@sec.gov
(duplicating fee required)

By Internet:	www.sec.gov
(Wells Fargo Funds Trust)

OTHER IMPORTANT THINGS TO NOTE:
*	An investment in the Wells Fargo Funds is not a deposit in Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the FDIC or any other government agency.
*	You may lose money by investing in the Funds.

TABLE OF CONTENTS

Page

Introduction

Proposal: Approval of Reorganization of the Target Funds

Reasons for the Reorganization

Summary

Comparison of Current Fees and Pro Forma Fees

Comparison of Investment Objectives, Principal Investment Strategies and Policies

Common and Specific Risk Considerations

Comparison of Investment Advisors and Investment Advisory Fees

Other Principal Service Providers

Business Structure

Terms of the Reorganization

Board Consideration of the Reorganization

Performance

Material Federal Income Tax Consequences and Federal Income Tax Opinions

Information on Voting

Existing and Pro Forma Capitalization

Outstanding Shares

Interest of Certain Persons in the Transactions

Annual Meetings and Shareholder Meetings

Exhibit A Fee Tables

Exhibit B Comparison of Investment Objectives and Strategies

Exhibit C Management’s Discussion of Fund Performance for Each of the
Acquiring Funds

Introduction

        The Board of Wells Fargo Funds called this special shareholder meeting to allow shareholders of each Target Fund to consider and vote on one proposal -- the proposed reorganization of each Target Fund into a corresponding Acquiring Fund -- which we refer to as the Reorganization.

PROPOSAL: APPROVAL OF REORGANIZATION OF THE TARGET FUNDS

        On November 6, 2001, the Board unanimously voted to approve the Reorganization, subject to approval by shareholders of each Target Fund. In the Reorganization, each Target Fund will transfer its assets to its corresponding Acquiring Fund, which will assume the liabilities of the Target Fund. Upon the transfer of assets, shares of that Acquiring Fund will be distributed to shareholders of that Target Fund. Any shares you own of a Target Fund at the time of the Reorganization will be cancelled and you will receive shares in the same class of the corresponding Acquiring Fund having a value equal to the value of your shares of the Target Fund. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about May 17, 2002.

Reasons for the Reorganization

        The Reorganization is part of an overall plan to strengthen the product line of Wells Fargo Funds by identifying Funds that may no longer be viable and those Funds with similar investment objectives, strategies or portfolio securities that could be combined, with a view towards reducing certain costs and improving potential shareholder returns. The Board concluded that participation in the proposed Reorganization is in the best interests of each Target Fund and its shareholders. In reaching that conclusion, the Trustees considered, among other things:
1.	The enhanced viability of the combined Funds due to larger asset size.
2.	The comparative performance of the Acquiring Funds into which the Target Funds will be reorganized.
3.	The net and gross operating expense ratios of the Acquiring Funds as compared to their corresponding Target Funds.
4.	The tax-free nature of the Reorganization for federal income tax purposes.
5.	The compatibility of the investment objectives and principal investment strategies of the Acquiring Funds with those of the Target Funds.
6.	The undertaking by Funds Management to pay all expenses connected with the Reorganization so that shareholders of the Target and Acquiring Funds will not bear these expenses.

        The Board also concluded that the economic interests of the shareholders of the Target Funds and the Acquiring Funds would not be diluted as a result of the proposed Reorganization since the number of Acquiring Fund shares to be issued to Target Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of the factors considered by Wells Fargo Funds’ Board in approving the Reorganization, see pages 20-23.

SUMMARY

        The following summary highlights differences between each Target Fund and its corresponding Acquiring Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed Acquiring Fund prospectus(es).

Comparison of Current Fees and Pro Forma Fees

        The following chart shows current expense ratios for each Target Fund and Acquiring Fund, both before (gross) and after (net) expense waivers and reimbursements. It also shows the Acquiring Fund’s pro forma expense ratios, which show the anticipated effects, if any, of the Reorganization on both gross and net operating expense ratios. In every case, except for the Institutional Class of the International Fund/International Equity Fund and the Small Cap Value Fund/Small Cap Opportunities Fund pairings, the Acquiring Fund will have lower total gross operating expense ratios than the corresponding Class of the Target Fund. Also, as shown in the following chart, in every case except for the retail Classes of the National Tax-Free Fund (only 0.03% higher than the corresponding retail Classes of the two Target Funds), the Acquiring Funds will have total net operating expense ratios that are the same as or lower than those of the corresponding share classes of the Target Funds.

Target Fund/ Share Class	Gross Operating Expense Ratio Before/Committed Net Operating Expense Ratio	Acquiring Fund/ Share Class	Gross Operating Expense Ratio /Committed Net Operating Expense Ratio	Pro Forma Gross Operating Expense Ratio/Committed Net Operating Expense Ratio
Arizona Tax-Free Fund
Class A
1.64% / 0.77%	National Tax-Free Fund
Class A
			0.95% / 0.80%	0.95% / 0.80%
Class B
2.36% / 1.52%
Class B
			1.71% / 1.55%	1.71% / 1.55%
Institutional Class
1.30% / 0.60%
Institutional Class
			0.63% / 0.60%	0.63% / 0.60%
Oregon Tax-Free Fund
Class A
	1.26% / 0.77%	National Tax-Free Fund Class A	0.95% / 0.80%	0.95% / 0.80%
Class B
2.02% / 1.52%
Class B
			1.71% / 1.55%	1.71% / 1.55%
Institutional Class
1.19% / 0.60%
Institutional Class
			0.63% / 0.60%	0.63% / 0.60%
Corporate Bond Fund
Class A
1.68% / 1.00%	Income Plus Fund
Class A
			1.41% / 1.10%	1.40% / 1.00%
Class B
2.51% / 1.75%
Class B
			2.22% / 1.85%	2.16% / 1.75%
Class C
	2.43% / 1.75%	Class C	2.23% / 1.85%	2.29% / 1.75%
International Fund
Class A
2.27% / 1.75%	International Equity Fund
Class A
			1.81% / 1.75%	1.70% / 1.70%
Class B
2.90% / 2.50%
Class B
			2.70% / 2.50%	2.46% / 2.45%
Institutional Class
1.48% / 1.50%
Institutional Class
			1.53% / 1.50%	1.53% / 1.45%
Small Cap Value Fund
Institutional Class
1.28% / 1.25%	Small Cap Opportunities Fund
Institutional Class
			1.33% / 1.25%	1.33% / 1.25%

        Funds Management is contractually obligated to maintain the net operating expense ratio of the Arizona Tax-Free Fund, the Oregon Tax-Free Fund and the National Tax-Free Fund through at least October 31, 2002, and the net operating expense ratio of the Corporate Bond Fund and the Income Plus Fund through at least September 30, 2002. Funds Management also has agreed to reduce the net operating expense ratio of the Income Plus Fund by 0.10% and to maintain this reduced net operating expense ratio until at least September 30, 2002, if the Reorganization is approved. Funds Management is obligated to maintain the net operating expense ratio of the International Fund and the Small Cap Value Fund until at least January 31, 2002. If the gross operating expense ratio of a Class is lower than the committed net operating expense ratio listed in the chart above, the Fund will operate at the lower gross operating expense ratio. In contrast, Funds Management has agreed to extend the commitment to maintain the net operating expense ratio of the Small Cap Opportunities Fund until at least January 31, 2003, if the Reorganization is approved. Further, as reflected in the chart above, Funds Management also has agreed to reduce the net operating expense ratio of the International Equity Fund by 0.05% and to maintain this reduced net operating expense ratio until at least January 31, 2003, if the Reorganization is approved. Upon the expiration of the applicable mandatory waiver period, the net operating expense ratios of each Acquiring Fund may be increased only with the approval of the Board. See Exhibit A for a breakdown of the specific fees charged to each Acquiring Fund and Target Fund, and more information about expenses.

Comparison of Investment Objectives, Principal Investment Strategies and Policies

        Each Target Fund and its corresponding Acquiring Fund pursue similar investment objectives and hold substantially similar securities, except that, in the case of the Arizona Tax-Free Fund and the Oregon Tax-Free Fund, the acquiring National Tax-Free Fund, holds a broader portfolio that is diversified across many states, including Arizona and Oregon. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund.

        All of the Wells Fargo Funds, including the Target Funds and the Acquiring Funds, have investment objectives that are classified as non-fundamental, which means that the Board can change them without shareholder approval. Also, the Wells Fargo Funds, including the Target and Acquiring Funds, have substantially identical "fundamental" investment policies that can only be changed with shareholder approval. Thus, the Reorganization will not result in a change in the Target Fund shareholders’ right to vote to approve changes to the investment objectives or fundamental investment policies of the Fund(s) in which they own shares.

        The International Fund and the Small Cap Value Fund are Gateway Feeder Funds that do not invest directly in portfolio securities. Rather, a Gateway Feeder Fund invests in a corresponding Portfolio of Wells Fargo Core Trust that has the same investment objectives and strategies as its corresponding Gateway Feeder Fund.

        The following charts compare the investment objective(s) and principal investment strategies of each Target Fund and the corresponding Acquiring Fund, and describe the key differences between the Funds. A more detailed comparison of the Funds’ investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about a specific Fund’s investment objective(s), principal investment strategies and investment policies in its prospectus and SAI. Effective February 1, 2002, the Board approved minor changes to the investment policies of the equity Funds involved in the Reorganization to comply with a new SEC rule governing mutual fund names. The discussion below and in Exhibit B for the International, International Equity, Small Cap Value and Small Cap Opportunities Funds describes the investment policies as they will be in effect February 1, 2002.
Fund Names	Objectives	Principal Strategies	Key Differences
Arizona Tax-Free Fund	Seeks current income exempt from federal income tax and Arizona individual income tax.	The Fund invests substantially all of its assets in investment-grade Arizona municipal securities of varying maturities. The Fund invests at least 80% of its net assets in securities with interest exempt from Arizona individual income tax, federal income tax and federal alternative minimum tax ("AMT").

* Both Funds invest in municipal securities that generate income exempt from federal income tax and federal AMT. The Arizona Tax-Free Fund, however, invests substantially all of its assets in Arizona municipal securities, the interest from which also is exempt from Arizona individual income tax. In contrast, the National Tax-Free Fund invests in municipal securities throughout the United States, the interest of which would not be exempt from Arizona individual income tax.

* The Arizona Tax-Free Fund, as a non-diversified portfolio, is subject to additional risk particularly the risks associated with economic conditions in the State of Arizona, whereas the National Tax-Free, diversified among many different States, is less vulnerable to the economic conditions of any one State.

* In addition, the Arizona Tax-Free Fund does not have any formal restriction with respect to the maturities of securities held, whereas the dollar-weighted average maturity of the National Tax-Free Fund’s portfolio is generally between 10 and 20 years.

National Tax-Free Fund	Seeks current income exempt from federal income tax.	The Fund invests substantially all of its assets in investment-grade municipal securities. The Fund invests at least 80% of its net assets in securities with interest exempt from both federal income tax and federal AMT. The Fund’s dollar-weighted average maturity normally will be between 10 and 20 years, but may vary depending on market conditions.

Fund Names	Objectives	Principal Strategies	Key Differences
Oregon Tax-Free Fund	Seeks a high level of current income exempt from federal income tax and Oregon individual income tax.	The Fund invests substantially all of its assets in investment-grade Oregon municipal securities of varying maturities. The Fund invests at least 80% of its net assets in securities with interest exempt from Oregon individual income tax, federal income tax and federal AMT.

* Both Funds invest in municipal securities that generate income exempt from federal income tax and federal AMT. The Oregon Tax-Free Fund, however, invests substantially all of its assets in Oregon municipal securities, the interest from which also is exempt from Oregon individual income tax. In contrast, the National Tax-Free Fund invests in municipal securities throughout the United States, the interest of which would not be exempt from Oregon individual income tax.

* The Oregon Tax-Free Fund, as a non-diversified portfolio, is subject to additional risk particularly the risks associated with economic conditions in the State of Oregon, whereas the National Tax-Free, diversified among many different States, is less vulnerable to the economic conditions of any one State.

* In addition, the Oregon Tax-Free Fund does not have any formal restriction with respect to the maturities of securities held, whereas the dollar-weighted average maturity of the National Tax-Free Fund’s portfolio is generally between 10 and 20 years.

National Tax-Free Fund	Seeks current income exempt from federal income tax.	The Fund invests substantially all of its assets in investment-grade municipal securities. The Fund invests at least 80% of its net assets in securities with interest exempt from both federal income tax and federal AMT. The Fund’s dollar-weighted average maturity normally will be between 10 and 20 years, but may vary depending on market conditions.

Fund Names	Objectives	Principal Strategies	Key Differences
Corporate Bond Fund	Seeks a high level of current income, consistent with reasonable risk.	The Fund invests in a diversified portfolio consisting substantially of corporate debt securities. The Fund invests at least 80% of its net assets in corporate debt securities. The Fund may invest, under normal circumstances, up to 35% of its total assets in debt securities that are below investment-grade or are unrated or in default at the time of purchase. The Fund may invest in obligations of any maturity, but under normal circumstances will maintain a dollar-weighted average maturity of between 3 and 15 years.

* The Funds use slightly different selection criteria to select income producing securities. The Income Plus selects income-producing securities based both on their yield and potential for capital appreciation, whereas the Corporate Bond selects corporate income producing securities based on yield and with a view towards preservation of principal.

* The Funds have different formal principal investment strategies in that the Corporate Bond Fund must invest substantially all of its assets (at least 80%) in corporate debt securities, whereas the Income Plus Fund is obligated to normally invest a minimum of only 25% of its total assets in corporate and government bonds, and may invest a higher percentage of its assets in income-producing equity securities. The Income Plus Fund, however, has generally invested substantially all of its assets in debt securities, specifically in domestic and foreign corporate bonds and U.S. government obligations. Thus, this difference in formal principal investment strategies has not recently affected the types of securities held by the Income Plus Fund vis-a-vis the Corporate Bond Fund.

* The Income Plus Fund, however, may invest a higher percentage of its assets in below investment-grade securities as compared to the Corporate Bond Fund.

* Finally, the Corporate Bond Fund, under normal circumstances, will maintain a dollar-weighted average maturity of between 3 and 15 years. While the Income Plus Fund is not required to maintain a similar maturity, it recently has had a slightly shorter maturity than the Corporate Bond Fund.

Income Plus Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	The Fund invests in a diversified portfolio of debt securities and income-producing securities. The Fund invests at least 80% of its net assets in income-producing securities. The Fund invests at least 25% of its total assets in corporate debt securities and U.S. government securities. The Fund may invest, under normal circumstances, up to 50% of its total assets in debt securities that are below investment-grade or are unrated or in default at the time of purchase, and up to 35% of its total assets in income-producing equity securities (e.g., preferred stock).

Fund Names	Objectives	Principal Strategies	Key Differences
International Fund	Seeks long-term capital appreciation.	The Fund invests in a diversified portfolio of common stocks of high-quality companies which are generally based in countries considered to be developed markets. The Fund, however, may invest in securities of companies based in emerging markets when it believes opportunities for growth exist. The Fund selects investments on the basis of their potential for capital appreciation without regard to current income. The Fund ordinarily invests in a minimum of 3 countries, and limits its investment in any one issuer to 10% or less of its total assets.

* There are no material differences between the two Fund objectives and principal strategies in that they invest in similar securities of companies based outside the United States. Both Funds also utilize similar selection criteria in that both Funds use a fundamentals driven analysis to select securities of particular companies, rather than selecting securities of companies within a particular country or industry.

* Both Funds are diversified but the International Fund further limits its investment in a single issuer to 10% or less of its total assets, whereas the International Equity Fund may, to a limited extent, invest over 10% of its total assets in a single issuer.

* The International Fund is required to diversify its holdings among only 3 different countries and is not subject to any ceilings, whereas the International Equity Fund requires diversification of investments across a minimum of 5 countries other than the United States, and establishes ceilings on the amount of assets that may be invested in any one country and in emerging market securities. In practice, however, both Funds have diversified their holdings among many countries.

International Equity Fund	Seeks total return, with an emphasis on capital appreciation, over the long-term.	The Fund principally invests in a diversified portfolio of equity securities of companies based in developed non-U.S. countries and in emerging markets of the world. The Fund ordinarily invests in a minimum of 5 countries other than the United States, and may invest up to 50% of its assets in any one country, and up to 25% in emerging market investments. The Fund applies a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

Fund Names	Objectives	Principal Strategies	Key Differences
Small Cap Value Fund	Seeks capital appreciation by investing substantially all of its assets in common stocks of smaller companies.	The Fund is a Gateway feeder Fund that invests substantially all of its assets in a core portfolio with substantially identical investment policies. The Fund, through the core portfolio, invests at least 80% of its net assets in a diversified core portfolio of securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small capitalization range that is expected to change frequently.

* Both Funds seek capital appreciation and principally invest in securities of small companies.

* The two Funds utilize slightly different selection criteria in that the Small Cap Value Fund defines small cap securities to mean companies with market capitalizations equal to or less than the company with the highest market capitalization in the Russell 2000 Index, whereas, the Small Cap Opportunities Fund defines small cap companies as those companies that have market capitalizations of $3 billion or less. Thus, depending on the high range of the Russell 2000 Index, the ability of the two Funds to retain portfolio securities could differ slightly. In practice, however, both Funds principally invest in and hold securities of small cap companies and generally neither Fund would continue to hold portfolio securities of companies with market caps outside of the accepted range of small cap companies.

* The Small Cap Value Fund also selects undervalued small cap securities, whereas the Small Cap Opportunities Fund selects small cap securities based on their fundamental growth potential and favorable prices.

Small Cap Opportunities Fund	Seeks long-term capital appreciation.	The Fund principally invests in equity securities of U.S. companies that have market capitalizations of $3 billion or lower. The Fund invests at least 80% of its net assets in small cap securities.

Common and Specific Risk Considerations

        Because of the similarities in investment objectives and policies, the Target Funds and the Acquiring Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with the Target Fund and its corresponding Acquiring Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular Target Fund or Acquiring Fund.

        Equity Securities. Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stock and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Funds that invest in smaller companies, in foreign investments (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility.

        Debt Securities. Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio investments, including U.S. Government or municipal obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

        Foreign Securities. A Fund’s investments in foreign issuers, foreign companies and emerging markets also are subject to special risks associated with international investing, including currency, economic, political, regulatory and diplomatic risk. Direct investment in foreign securities involve exposure to fluctuations in foreign currency exchange rates, withholding or other taxes, trade settlement, custodial and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. Investments may be less liquid and more volatile than securities of more developed countries and more sensitive to a variety of economic factors.

Arizona Tax-Free Fund/National Tax-Free Fund

        Both Funds invest in similar securities and have similar risks. The principal risks of investing in the Arizona Tax-Free Fund and the National Tax-Free Fund are the risks associated with debt securities, as described above. Because the Arizona Tax-Free Fund invests substantially all of its assets in obligations of Arizona issuers, it is particularly susceptible to risks associated with the economic conditions in the State of Arizona that could affect Arizona municipal securities. For example, the Arizona economy is based on services, manufacturing, mining, tourism and the military, and adverse conditions affecting those sectors could have a disproportionate impact on Arizona municipal securities. The National Tax-Free Fund is diversified among many states and thus is less vulnerable to economic conditions in any one state. In addition, the Arizona Tax-Free Fund, as a non-diversified portfolio, is subject to increased risk because of the impact (positive or negative) that any one issuer may have on the Fund’s holdings. The National Tax-Free Fund, as a diversified portfolio, does not have the additional risks associated with a non-diversified fund. The Arizona Tax-Free Fund does not have any formal restriction with respect to the maturities of securities held, whereas the average dollar-weighted maturity of the National Tax-Free Fund’s portfolio is generally between 10 and 20 years. As of November 15, 2001, however, the average weighted maturity of the Arizona Tax-Free Fund was approximately 14 years. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has higher potential return.

Oregon Tax-Free Fund/National Tax-Free Fund

        Both Funds invest in similar securities and have similar risks. The principal risks of investing in the Oregon Tax-Free Fund and the National Tax-Free Fund are the risks associated with debt securities, as described above. Because the Oregon Tax-Free Fund invests substantially all of its assets in obligations of Oregon issuers, it is particularly susceptible to risks associated with the economic conditions in the State of Oregon that could affect Oregon municipal securities. For example, Oregon does not have a sales tax, and State tax revenues, derived principally from corporate and individual income taxes, are particularly sensitive to economic recession. The National Tax-Free Fund is diversified among many states and thus is less vulnerable to economic conditions in any one state. In addition, the Oregon Tax-Free Fund, as a non-diversified portfolio, is subject to increased risk because of the impact (positive or negative) that any one issuer may have on the Fund’s holdings. The National Tax-Free Fund, as a diversified portfolio, does not have the additional risks associated with a non-diversified fund. The Oregon Tax-Free Fund does not have any formal restriction with respect to the maturities of securities held, whereas the average dollar weighted maturity of the National Tax-Free Fund’s portfolio is generally between 10 and 20 years. As of November 15, 2001, however, the average weighted maturity of the Oregon Tax-Free Fund was approximately 18 years. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has higher potential return.

Corporate Bond Fund/Income Plus Fund

        Both the Corporate Bond Fund and the Income Plus Fund are primarily subject to the risks associated with debt securities, as described above. Historically, the Corporate Bond Fund has invested substantially all of its assets in corporate bonds of domestic companies, while the Income Plus Fund has invested substantially all of its assets in corporate bonds of domestic and foreign companies, U.S. government obligations, notes issued by federal agencies and other debt securities. Because the Income Plus Fund invests across a wider range of debt securities, including U.S. government and federal agency obligations, it has maintained a lower overall risk profile than the Corporate Bond Fund, which must invest at least 80% of its assets in corporate bonds. As of May 31, 2001, the Income Plus Fund’s portfolio was comprised of 42% corporate bonds, 20% U.S. Treasury Bonds, 15% federal agency debt securities, 12% foreign government securities, 7% U.S. Treasury Notes and 4% cash equivalents.

        To the extent, however, that the Income Plus Fund exercises its right to invest up to 35% of its assets in income-producing equity securities, it may be subject to the risks associated with equity securities, in contrast to the Corporate Bond Fund, which has no authority to invest in equity securities. Similarly, to the extent that the Income Plus Fund exercises its right to invest 50% of its assets in debt securities that are below investment grade, or are unrated or in default at the time of purchase, it may be subject to greater credit risk that an issuer may default on such a security than the Corporate Bond Fund, which may invest only 35% in below investment grade debt securities. Both Funds may invest a portion of their assets in foreign debt securities and thus, to the extent that they invest in such debt securities, are subject to additional risks associated with foreign investments, including risks emanating from political and economic developments in foreign countries. Finally, to the extent that the Income Plus Fund extends its weighted average portfolio maturity beyond 15 years, which is the maximum permitted for the Corporate Bond Fund, it may be subject to greater interest rate risk. The interest rate risk of each Fund compared to the other is, in part, a reflection of the relative maturity of their portfolios. Generally, the Fund with the longer weighted average maturity at any point is subject to greater interest rate risk, but has higher potential return.

International Fund/International Equity Fund

        The principal risks associated with investing in the International Fund and the International Equity Fund are the risks associated with investments in equity securities and in foreign securities, as described above. Both Funds are diversified portfolios but the International Fund limits investments in any one issuer to 10% or less of its total assets, while the International Equity Fund does not have this express limitation with respect to 25% of its total assets. If the International Equity Fund invests a larger portion of its total assets (up to 25%) in a single issuer than the International Fund (10% or less), it may be subject to increased risk because of the impact (positive or negative) that any one issuer could have on the Fund’s portfolio. The International Equity Fund, however, is required to diversify its investments across at least five countries other than the United States and has ceilings on the amount it can invest in any one country and in emerging markets, whereas the International Fund is required to diversify its investments in only three countries and does not have a single country or emerging market ceiling. Historically, however, the International Fund has been invested in more than three countries (other than the United States). To the extent, however, that the International Fund concentrates its investments in a particular country or in emerging market securities, it could be subject to increased risk as compared to the International Equity Fund because of the impact (positive or negative) that developments in a particular country, or emerging market, could have on the Fund’s portfolio.

Small Cap Value Fund/Small Cap Opportunities Fund

        Both the Small Cap Value Fund and the Small Cap Opportunities Fund are primarily subject to equity market risk, as described above. In addition, both Funds are subject to the risks associated with investing in smaller companies. Investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies generally have higher failure rates and lower trading volumes than larger companies.

Comparison of Shareholder Services and Procedures

        The Target Funds and Acquiring Funds have identical shareholder services and procedures. Wells Fargo Funds offer three retail classes: Class A, Class B and Class C shares. Also, Wells Fargo Funds offer Institutional Class and Service Class shares of certain Funds. Because the Reorganization involves the Class A, Class B and Class C shares of certain Target and Acquiring Funds, and the Institutional Class shares of each Target Fund and Acquiring Fund, the following discussion is limited to those classes involved in the Reorganization.

        Wells Fargo Funds generally charges a front-end sales load on Class A shares, a contingent deferred sales load on Class B and Class C shares and no load on Institutional Class shares. Because all shareholders of the Target Funds will receive the same class of shares in the corresponding Acquiring Fund, they will pay the same load or sales fee for additional purchases of shares of the Acquiring Fund that they would have paid to purchase additional shares of the Target Funds. For more detailed information on sales charges, including volume purchase sales charge breakpoints and waivers, see the Funds’ prospectuses. The Reorganization will not trigger any sales charges for shareholders.

        Wells Fargo Funds also has adopted a multi-class plan and a distribution plan for its Funds. Class A shares generally are not charged a distribution fee, but are charged a shareholder servicing fee of 0.25%. Class B and Class C shares are charged a distribution fee of 0.75% and a shareholder servicing fee of 0.25%. Generally, Institutional Class shares are not charged distribution fees or shareholder servicing fees, however the Institutional Class of the Small Cap Value Fund and the Small Cap Opportunities Fund are charged a 0.10% shareholder servicing fee. Because shareholders of each Target Fund will receive shares in the same class of the Acquiring Fund, the Reorganization will not change whether shareholders of the Target Fund are charged a distribution fee or shareholder servicing fee.

        The Target Funds and Acquiring Funds have identical policies with respect to redemption procedures and the pricing of fund shares. Wells Fargo Funds generally permits exchanges between like share classes of its Funds. For both the Target Funds and the Acquiring Funds, an exchange of fund shares generally is taxable for federal income tax purposes. Both the Target Funds and the Acquiring Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your Target Fund holdings, it will automatically be carried over to the Acquiring Fund.

        Both the Target Funds and the Acquiring Funds distribute capital gains, if any, to shareholders at least annually. The chart below summarizes when distributions of net investment income are declared and paid for the Target and the Acquiring Funds.

Name of Fund	Frequency Declared	Frequency Paid
Arizona Tax-Free Fund	daily	monthly
Oregon Tax-Free Fund	daily	monthly
National Tax-Free Fund	daily	monthly
Corporate Bond Fund	daily	monthly
Income Plus Fund	monthly	monthly
International Fund	annually	annually
International Equity Fund	annually	annually
Small Cap Value Fund	annually	annually
Small Cap Opportunities Fund	annually	annually

        Both the Target Funds retail classes and the Acquiring Funds retail classes offer a choice between automatically reinvesting dividends in additional shares and receiving them by check. Shareholders of Institutional classes of Acquiring Funds should contact their Institution for distribution options.

        The Target Funds’ prospectuses and SAIs and the Acquiring Funds’ prospectuses and SAIs contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisors and Investment Advisory Fees

        Funds Management serves directly as the investment advisor to each of the Target and Acquiring Funds, except for the International Fund and the Small Cap Value Fund. Because the International Fund and the Small Cap Value Fund are Gateway Funds that invest substantially all of their assets in a core portfolio of Wells Fargo Core Trust, Funds Management does not provide investment advisory services to those Funds directly. Funds Management, however, serves as the investment advisor to the core portfolios in which these two Gateway Funds invest. Thus, Funds Management serves as investment advisor to each of the Target and Acquiring Funds either directly or indirectly. Each Fund’s advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Wells Fargo Funds.

        Funds Management assumed investment advisory responsibilities for the Target and Acquiring Funds on March 1, 2001. Prior to March 1, 2001, Wells Fargo Bank, N.A., which we refer to as Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, served as the investment advisor to all of the Wells Fargo Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities from Wells Fargo Bank. To accomplish this purpose, the mutual fund activities and personnel of Wells Fargo Bank were spun-off to Funds Management. Funds Management, through the former personnel of Wells Fargo Bank has substantial experience managing mutual funds. Funds Management and Wells Fargo Bank are affiliates. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of September 30, 2001, Funds Management and its affiliates provided advisory services for over $155 billion in assets.

THE FOLLOWING CHART HIGHLIGHTS THE ANNUAL RATE OF INVESTMENT ADVISORY FEES PAID BY EACH TARGET FUND AND ACQUIRING FUND AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. FUND	ADVISORY FEE (CONTRACTUAL)
Arizona Tax-Free Fund	0.40%
Oregon Tax-Free Fund	0.40%
National Tax-Free Fund	0.40%
Corporate Bond Fund	0.50%
Income Plus Fund	0.60%
International Fund	1.00%
International Equity Fund	1.00%
Small Cap Value Fund	0.90%
Small Cap Opportunities Fund	0.90%

        Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo Bank, directly provides sub-advisory services to the Arizona Tax-Free Fund, Oregon Tax-Free Fund, National Tax-Free Fund, Corporate Bond Fund, Income Plus Fund and the International Equity Fund. Thus, WCM serves, as sub-advisor to each of the Target and Acquiring Funds, except the International Fund, Small Cap Value Fund and the Small Cap Opportunities Fund. As of September 30, 2001, WCM provided advisory services for over $99 billion in assets.

        Schroder Investment Management North America Inc., or Schroder, is the sub-advisor for the Small Cap Opportunities Fund, and for the core portfolio in which the International Fund invests. Thus, Schroder serves directly as the sub-advisor to the Small Cap Opportunities Fund, and serves indirectly as the sub-advisor to the International Fund. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals. As of June 30, 2001, Schroder managed over $34 billion in assets.

        Smith Asset Management Group, LP, or Smith, is the sub-advisor for the core portfolio in which the Small Cap Value Fund invests. Thus, Smith serves indirectly as the sub-advisor to the Small Cap Value Fund. Smith provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. As of September 30, 2001, Smith managed over $804 million in assets.

Other Principal Service Providers

        The following is a list of principal service providers for the Target Funds and the Acquiring Funds:

Service Providers
Service	Wells Fargo Funds
Investment Advisor	Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA 94105
Sub-Advisors	Wells Capital Management Incorporated
525 Market Street
San Francisco, CA 94105
(Sub-Advisor to each Target Fund and Acquiring Fund except the International Fund, Small Cap Value Fund and the Small Cap Opportunities Fund)

Smith Asset Management Group, LP
200 Crescent Court
Suite 850
Dallas, Texas 75201
(Sub-Advisor to the Small Cap Value Fund)

Schroder Investment Management North America Inc.
787 7th Avenue
New York, NY 10019
(Sub-Advisor to the International Fund and the Small Cap Opportunities Fund)

Distributor	Stephens Inc. 111 Center Street Little Rock, AR 72201
Administrator	Wells Fargo Funds Management, LLC
Custodian	Wells Fargo Bank Minnesota, N.A.
Fund Accountant	Forum Accounting Services, LLC
Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services, Inc.
Independent Auditors	KPMG LLP

Business Structure

        Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund’s existence and operation. State law and each Fund’s governing documents create additional operating rules and restrictions that funds must follow. The Target Funds and Acquiring Funds are organized as series of the same Delaware business trust, and are subject to the same governing document and the same State law.

        Under Delaware law, shareholders have the right to vote on matters as specified in the Declaration of Trust. Because the Target Funds and the Acquiring Funds are subject to the same Declaration of Trust, the Reorganization will not change the voting rights of the shareholders of the Target Funds. Wells Fargo Funds’ Declaration of Trust requires shareholder approval of a matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Wells Fargo Funds’ Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it.

Terms of the Reorganization

        At the effective time of the Reorganization, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding Target Fund shown in the table below in exchange for shares of the corresponding class of the Acquiring Fund.

Target Funds	Acquiring Funds
Arizona Tax-Free Fund
Class A Class B Institutional Class
National Tax-Free Fund
Class A Class B Institutional Class

Oregon Tax-Free Fund
Class A Class B Institutional Class
National Tax-Free Fund
Class A Class B Institutional Class

Corporate Bond Fund
Class A Class B Class C
Income Plus Fund
Class A Class B Class C

International Fund
Class A Class B Institutional Class
International Equity Fund
Class A Class B Institutional Class

Small Cap Value Fund
Institutional Class
Small Cap Opportunities Fund
Institutional Class

        Each Acquiring Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Target Fund by the net asset value of one share of the Acquiring Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of the Target Funds’ assets and the net asset value of a share of the Acquiring Funds. To determine the valuation of the assets transferred by each Target Fund and the number of shares of each Acquiring Fund to be transferred, the parties will use the standard valuation methods used by the Acquiring Funds in determining daily net asset values, which are identical to the methods used by the Target Funds. The valuation will be done immediately prior to the closing of the Reorganization, which is expected to occur on or about May 17, 2002, and will be done at the time of day the Target Funds and Acquiring Funds ordinarily calculate their net asset values.

        Each Target Fund will distribute the Acquiring Fund shares it receives in the Reorganization to its shareholders. Shareholders of record of each Target Fund will be credited with shares of the corresponding Acquiring Fund having a value equal to the Target Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the Target Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

        A majority of the Board may terminate the Reorganization plan on behalf of a Target or Acquiring Fund under certain circumstances. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization plan. An important condition to closing is that the Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will qualify as a "reorganization" for federal income tax purposes. As such, the Reorganization will not be taxable for federal income tax purposes to the Target Funds, the Acquiring Funds or the Target Funds’ shareholders. Another condition is that each Target Fund make income and capital gains distributions to its shareholders immediately before the closing of the Reorganization. Other material conditions include the receipt of legal opinions regarding the Target and Acquiring Funds and the Reorganization. Last, the closing is conditioned upon both the Target Funds and Acquiring Funds receiving the necessary documents to transfer the assets and liabilities of each Target Fund to its corresponding Acquiring Fund, and to transfer the Acquiring Fund shares back to its corresponding Target Fund in exchange for the assets received.

Board Consideration of the Reorganization

Common Considerations

        The Board considered the proposed Reorganization of the Target Funds into the Acquiring Funds at its regular quarterly meeting held on November 6, 2001. Funds Management provided materials on the proposed Reorganization to the Board. Those materials included information on the investment objectives and the strategies of the Acquiring Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Target Fund shareholders from the proposed Reorganization. After discussing and considering these materials, the Board unanimously approved the Reorganization plan and determined that the Reorganization of the Target Funds into the Acquiring Funds would be in the best interests of each Target Fund and its shareholders. The Board further determined that the interests of existing shareholders of each Fund would not be diluted upon the Reorganization. Consequently, the Board unanimously recommends that Target Fund shareholders vote to approve the Reorganization for the following reasons:
*	ENHANCED VIABILITY

        The combined Funds are expected to be more viable because Wells Fargo Funds will be able to concentrate its marketing efforts on the combined Funds, rather than similar but separate Funds in each case. The Target Funds generally have been experiencing net redemptions or flat asset growth while the Acquiring Funds have been experiencing net subscriptions, providing a further indication of their greater viability.
*	PORTFOLIO MANAGEMENT

        The Reorganization also should permit the combined Funds to diversify more broadly and take advantage of the greater purchasing power that is derived from more assets. Other potential portfolio management benefits from a larger asset base include reduced trading costs, greater purchasing power and more efficient cash management.

*	STREAMLINE PRODUCT LINE

        The Reorganization will streamline Wells Fargo Funds by combining Funds with common or similar investment objectives, strategies or portfolio securities. By terminating the Target Funds, Wells Fargo Funds is able to take steps towards eliminating duplicative costs and improving potential shareholder returns. The elimination of duplicative costs and the spreading of certain costs across a larger asset base also can lead to reductions in net operating expense ratios.

*	COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

        As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Acquiring Fund and corresponding Target Fund have compatible investment objectives and strategies. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder’s investment.

*	COMPARATIVE PERFORMANCE

        Also, in each Reorganization, the Acquiring Fund, except for the Income Plus Fund, has comparable or better performance over most measurement periods than the corresponding Target Fund. Although the Corporate Bond Fund has better performance than the Income Plus Fund and a net operating expense ratio that is currently 0.10% lower than that of the Income Plus Fund, the Board took into consideration the fact that the Income Plus Fund has a better current yield than the Corporate Bond Fund. The Board also took into consideration Funds Management’s report that the Income Plus Fund typically maintains a higher percentage of its assets in U.S. and foreign government obligations, and has a slightly lower risk profile than the Corporate Bond Fund. The Board also noted the Corporate Bond Fund’s longer weighted average maturity, which helped boost its relative total returns during the recent declining interest rate environment but can adversely affect total returns during a rising interest rate environment. In addition, Funds Management has agreed to reduce the Income Plus Fund’s net operating expense ratio by 0.10% and maintain the reduced net operating expense ratio through at least September 30, 2002 if the Reorganization occurs. The decrease to the Income Plus Fund’s net operating expense ratio should bolster its total return.
*	NET OPERATING EXPENSES OF THE FUNDS

        The Board also considered the net and gross operating expense ratios for each Target Fund and corresponding Acquiring Fund. For each Reorganization, except the Institutional Class of the International Fund/International Equity Fund and the Small Cap Value Fund/Small Cap Opportunities Fund pairings, the Acquiring Fund has a lower gross operating expense ratio than the corresponding Target Fund. In addition, for each Reorganization, except the reorganizations involving the retail Classes of the Arizona Tax-Free Fund and the Oregon Tax-Free Fund into the National Tax-Free Fund, the Acquiring Fund either has or will have, if the Reorganization is approved, the same or a lower net operating expense ratio than the Target Fund. Thus, shareholders of each Target Fund, except the retail shareholders of the Arizona Tax-Free Fund and Oregon Tax-Free Fund, will not pay higher fees as a result of the Reorganization. Moreover, the net operating expense ratios for the shareholders of the Arizona Tax-Free Fund and the Oregon Tax-Free Fund will only increase 0.03%. The Board considered the better performance of the National Tax-Free Fund (even after the slightly higher net operating expense ratio for its retail classes) and the fact that Funds Management has agreed to maintain the net operating expense ratio of the National Tax-Free Fund through at least October 31, 2002 if the Reorganization occurs. After that time, the net operating expense ratio of the National Tax-Free Fund could be increased only with the approval of the Board.
*	TAX-FREE CONVERSION OF THE TARGET FUND SHARES

        If you were to redeem your investment in the Target Funds and invest the proceeds in another Fund or other investment product, you generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that the proposed Reorganization of the Target Funds will result in your investment being transferred to the corresponding Acquiring Fund without recognition of gain or loss for federal income tax purposes. Based on the conclusion that the Reorganization is not taxable, after the Reorganization you will have the same basis for your Acquiring Fund shares as you had for your Target Fund shares for federal income tax purposes. Assuming that you hold your Target Fund shares as a capital asset, you also will have the same holding period for your Acquiring Fund shares as you had for your Target Fund shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.
*	EXPENSES OF THE REORGANIZATION

        Funds Management has agreed to pay all of the expenses of the Reorganization, so shareholders of the Target Funds and Acquiring Funds will not bear these costs.

Specific Considerations

        The Board also considered certain factors specific to each Fund in concluding that the proposed Reorganization is in the best interests of each Target Fund’s shareholders. Some of the specific key factors that the Board considered for each reorganization are detailed below.

Arizona Tax-Free Fund/National Tax-Free Fund

        In approving this reorganization, the Board considered the small size of the Arizona Tax-Free Fund (less than $25 million), its persistent net redemptions for the past several years and the National Tax-Free Fund’s better intermediate- and long-term performance as compared with the Target Fund. The Board also noted that the Acquiring Fund’s tax-equivalent yield was comparable to that of the Target Fund, even after adjusting for the fact that the Acquiring Fund does not share the Target Fund’s state tax benefits. The Board also considered the fact that the National Tax-Free Fund has a lower gross operating expense ratio than the Arizona Tax-Free Fund. Although the Board noted the fact that the net operating expense ratio of the retail Classes of the National Tax-Free Fund are 0.03% higher than the corresponding retail Classes of the Arizona Tax-Free Fund, it concluded that this factor was outweighed by the portfolio manager’s greater flexibility to invest in a wider range of municipal securities as reflected in the better intermediate- and long-term performance of the National Tax-Free Fund. Finally, the Board considered the fact that Funds Management has agreed to maintain the net operating expense ratio of the National Tax-Free Fund through at least October 31, 2002 if the Reorganization occurs. After this time, the net operating expense ratio of this Fund could be increased only with the approval of the Board.

Oregon Tax-Free Fund/National Tax-Free Fund

        In approving this reorganization, the Board considered the small size of the Oregon Tax-Free Fund (approximately $40 million), its persistent net redemptions for the past several years and the National Tax-Free Fund’s better intermediate- and long-term performance as compared with the Target Fund. The Board also noted that the Acquiring Fund’s tax-equivalent yield was comparable to that of the Target Fund, even after adjusting for the fact that the Acquiring Fund does not share the Target Fund’s state tax benefits. The Board also considered the fact that the National Tax-Free Fund has a lower gross operating expense ratio than the Oregon Tax-Free Fund. Although the Board noted that the net operating expense ratio of the retail Classes of the National Tax-Free Fund are 0.03% higher than the corresponding retail Classes of the Oregon Tax-Free Fund, it concluded that this factor was outweighed by the portfolio manager’s greater flexibility to invest in a wider range of municipal securities as reflected in the better intermediate- and long-term performance of the National Tax-Free Fund even after giving effect to the slightly higher net operating expense ratio. Finally, the Board considered the fact that Funds Management has agreed to maintain the net operating expense ratio of the National Tax-Free Fund through at least October 31, 2002 if the Reorganization occurs. After this time, the net operating expense ratio of this Fund could be raised only with the approval of the Board.

Corporate Bond Fund/Income Plus Fund

        In approving this reorganization, the Board considered the small size of the Corporate Bond Fund (approximately $22 million), and its flat asset growth since inception as compared with the positive inflows into the Income Plus Fund. The Board also considered the fact that the Income Plus Fund has a better current yield, and has had a slightly lower risk profile, than the Corporate Bond Fund, but recognized that the Corporate Bond Fund has better historical performance. The Board also noted the Corporate Bond Fund’s longer weighted average maturity, which helped boost its relative total returns during the recent declining interest rate environment but can adversely affect total returns during a rising interest rate environment. The Board considered the fact that the Income Plus Fund has a lower gross operating expense ratio as compared to the Corporate Bond Fund. Although the Board noted that the Income Plus Fund’s net operating expense ratio currently is 0.10% higher than that of the Corporate Bond Fund, it concluded that this was outweighed by the Income Plus Fund’s better yield and positive inflows which demonstrate greater viability. The Board considered shareholder benefits of Funds Management’s agreement to reduce the Income Plus Fund’s net operating expense ratio by 0.10% if the Reorganization occurs, which should bolster the Income Plus Fund’s current yield and total return. The Board further considered the fact that Funds Management has agreed to maintain the reduced net operating expense ratio for the Income Plus Fund through at least September 30, 2002 if the Reorganization occurs. After that time, the net operating expense ratio of this Fund could be raised only with the approval of the Board. Finally, the Board considered the fact that, if the Reorganization is not approved, that Funds Management may need to ask the Board to approve an increase in the net operating expense ratio of the Corporate Bond Fund after the current waiver expires or ask the Board to approve the liquidation of the Corporate Bond Fund. The Board also considered that it was preferable to give the shareholders of the Corporate Bond Fund an opportunity to approve a reorganization that could keep their monies invested in a similar style without incurring tax consequences or sales charges.

International Fund/International Equity Fund

        In approving this reorganization, the Board considered the duplicative nature of maintaining two Funds that invest in foreign securities. The Board also considered the International Fund’s steady decline in assets and its net redemptions of approximately $50 million over the past few years, and that the International Equity Fund has better recent (year-to-date) and three year performance than the International Fund. The Board further considered the fact that the International Equity Fund currently has the same net operating expense ratio as the International Fund. Finally, the Board considered the shareholder benefits of Funds Management’s agreement to decrease the net operating expense ratio of the International Equity Fund by 0.05%, and to maintain this new operating expense ratio until at least January 31, 2003 if the Reorganization occurs. After that time, the net operating expense ratio of this Fund could be increased only with the approval of the Board.

Small Cap Value Fund/Small Cap Opportunities Fund

        In approving this reorganization, the Board considered the small size of the Small Cap Value Fund (under $20 million), its persistent net redemptions for the past few years, and the fact that the Small Cap Opportunities Fund has better short- and long-term performance than the Small Cap Value Fund. The Board also considered the fact that the Target and Acquiring Funds have similar investment objectives and securities, and that the two Funds have the same net operating expense ratio. Finally, the Board considered the shareholder benefits of Funds Management’s agreement to extend the commitment to maintain the net operating expense ratio of the Small Cap Opportunities Fund until at least January 31, 2003, if the Reorganization occurs. After that time, the net operating expense ratio of this Fund could be increased only with the approval of the Board.

Performance

        The following table shows the average annual total returns of the Institutional Class shares (except as otherwise indicated) of the Target Funds and Acquiring Funds for 1, 3, 5 and 10 years, as applicable. The table also shows, if relevant, the current or current tax-equivalent yield for the Target Funds and the Acquiring Funds. For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Acquiring Funds’ prospectuses accompanying this proxy statement/prospectus or your Target Fund prospectus. Of course, past performance does not predict future results. All returns reflect the effect of fee waivers. Without these fee waivers, the average annual total returns for the Funds would have been lower. Total returns presented do not include the impact of sales charges.

Average Annual Total Return As of September 30, 2001 (Inception date of fund)	1 Year	3 Years	5 Years	10 Years	YIELD1
Arizona Tax-Free Fund (Institutional Class) (10/01/95)2	11.78	4.28	5.97
N/A

7.80%

National Tax-Free Free Fund (Institutional Class) (8/2/93)3	11.56	4.32	6.45
6.38

8.08%

Oregon Tax-Free Fund (Institutional Class) (10/01/95)4	11.52	4.00	5.62
6.00

8.26%

National Tax-Free Free Fund (Institutional Class) (8/2/93)3	11.56	4.32	6.45
6.38

8.08%

Corporate Bond Fund (Class A) (04/01/98)	10.45	3.55	N/A
N/A

5.11%

Income Plus Fund (Class A) (07/13/98)	7.76	2.31	N/A
N/A

6.09%

International Fund (Institutional Class)5	(28.36)	(0.10)	0.89
5.75
					N/A
International Equity Fund (Institutional Class) (11/08/99)6	(29.47)	5.35	N/A
N/A
					N/A
Small Cap Value Fund (Institutional Class) (10/15/97)	(22.50)	3.42	N/A
N/A
					N/A
Small Cap Opportunities Fund (Institutional Class) (08/15/96)7	(3.46)	16.88	11.34
N/A
					N/A

_______________________

1 Yield shown for the Corporate Bond Fund and Income Plus Fund represents the current yield. The yield shown for each of the Arizona Tax-Free Fund, Oregon Tax-Free Fund and the National Tax-Free Fund represents the tax-equivalent yield of each Fund.

2 Performance shown prior to the Inception of the Institutional Class reflects the performance of the Class A shares, which incepted March 2, 1992, adjusted to reflect the fees and expenses of the Institutional Class shares.

3 Performance shown prior to the inception of the Institutional Class reflects the performance of the Class A shares, which incepted August 1, 1989, adjusted to reflect the fees and expenses and the Institutional Class shares.

4 Performance shown prior to the Inception of the Institutional Class reflects the performance of the Class A shares, which incepted June 1, 1988, adjusted to reflect the fees and expenses of the Institutional Class shares.

5 Performance shown prior to November 11, 1994 reflects the performance of a predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

6 Performance shown prior to the Inception of the Institutional Class reflects the performance of the Class A shares, which incepted September 24, 1997, adjusted to reflect the fees and expenses of the Institutional Class shares.

7 Performance shown prior to the inception of the Institutional Class shares reflects the performance of a predecessor class of shares that was substantially similar to the Institutional Class, which incepted August 1, 1993.

Material Federal Income Tax Consequences and Federal Income Tax Opinions

        The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Target Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A Target Fund shareholder’s tax treatment may vary depending upon his or her particular situation.

        Wells Fargo Funds has not requested nor will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. Target Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganization to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

        The obligation of the Target Funds and the Acquiring Funds to consummate the Reorganization is conditioned upon the receipt of an opinion of counsel substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization with respect to each Target Fund and the corresponding Acquiring Fund will be treated for federal income tax purposes as a tax-free "reorganization" under Section 368(a) of the Internal Revenue Code and that a Target Fund and corresponding Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and a Target Fund and the corresponding Acquiring Fund are so treated, for federal income tax purposes:
*	Neither a Target Fund nor the corresponding Acquiring Fund will recognize any gain or loss as a result of the Reorganization.
*	A Target Fund shareholder will not recognize any gain or loss as a result of the receipt of Acquiring Fund shares in exchange for such shareholder’s Target Fund shares pursuant to the Reorganization.
*	A Target Fund shareholder’s aggregate tax basis in Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in Target Fund shares held immediately before the Reorganization.
*	A Target Fund shareholder’s holding period for the Acquiring Fund shares received pursuant to the Reorganization will include the period during which the Target Fund shares have been held by the shareholder.

        The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by Wells Fargo Funds on behalf of the Target Funds and the Acquiring Funds, including representations in one or more certificates to be delivered by the management of the Wells Fargo Funds to counsel, which if incorrect in any material respect could jeopardize the conclusions reached in the opinion.

        Regardless of whether the acquisition of the assets and liabilities of a Target Fund by a corresponding Acquiring Fund qualifies as a tax-free reorganization as described above, the sale of securities by a Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, is expected to result in a taxable distribution to the Target Funds’ shareholders.

        In addition, some of the Target Funds may have certain beneficial tax attributes, such as significant capital loss carryforwards. Regardless of whether the Reorganization qualifies as a "reorganization" for federal tax purposes as described above, an Acquiring Fund’s ability to use such attributes carried over from the Target Fund in the Reorganization may be severely limited.

        Since its formation, each of the Target Funds and Acquiring Funds believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Target Funds and Acquiring Funds believes it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.

Fees and Expenses of the Reorganization

        All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Funds Management.

Information on Voting

        This proxy statement/prospectus is being provided in connection with the solicitation of proxies by the Board to solicit your vote for one proposal at a meeting of shareholders of the Target Funds, which we refer to as the Meeting. The Meeting will be held in the Directors Room at 525 Market Street, 10th Floor, San Francisco, California, on April 26, 2002 at 10:00 a.m. (Pacific Time).

You may vote in one of three ways:

*	complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States)
*	vote on the Internet at www.proxyvote.com (follow the instructions provided)
*	call the toll-free number printed on your proxy ballot

Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy card.

        You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a later dated proxy or a written notice of revocation to the appropriate Target Fund. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

        Only shareholders of record on December 27, 2001 are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on December 27, 2001 is entitled to one vote. For each Target Fund, the presence in person or by proxy of one-third of the outstanding shares of each Fund entitled to vote is required to constitute a quorum at the meeting for the transaction of all business, except voting for adjournment. In the absence of a quorum, a majority of the outstanding shares entitled to vote present in person or by proxy may adjourn the meeting until a quorum is present. Approval of the Reorganization by any Target Fund requires the vote of a majority of the shares present at the meeting, provided that a quorum is present.

        The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

*	votes cast FOR approval of the proposal to determine whether sufficient affirmative votes have been cast;
*	abstentions and broker non-votes of shares (in addition to votes cast FOR) to determine whether a quorum is present at the Meeting. Abstentions and broker non-votes are not counted to determine whether a proposal has been approved.

        Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

        The Board knows of no matters other than those described in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board’s intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

        In addition to the solicitation of proxies by mail or expedited delivery service, the Wells Fargo Funds’ Trustees, and employees and agents of Funds Management, Wells Fargo & Company and Wells Fargo Bank, N.A. and their affiliates may solicit proxies by telephone. The Funds have engaged the proxy solicitation firm of D.F. King & Co., Inc. which, for its solicitation services, will receive a fee from Funds Management estimated at $4,500 and reimbursement of out-of-pocket expenses estimated at $3,000. Funds Management also will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The Target and Acquiring Funds will not pay any of the costs associated with the preparation of this proxy statement or the solicitation of proxies.

Existing and Pro Forma Capitalization

        The following table sets forth as of the date specified in the chart below, (i) the current capitalization of the Target Funds, (ii) the current capitalization of the Acquiring Funds, and (iii) the pro forma capitalization of the Acquiring Funds, adjusted to give effect to the proposed acquisition of assets at net asset value.

Arizona Tax-Free Fund/Oregon Tax-Free Fund/National Tax-Free Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Arizona Tax-Free Fund (Fund A)
Class A Class B Institutional Class
	$ 21,992,914 $ 6,230,199 $ 5,229,412 $ 10,533,303	601,111 523,113 1,015,871	$10.36 $10.00 $10.37
Oregon Tax-Free Fund (Fund B)
Class A Class B Institutional Class
	$ 39,004,935 $ 23,072,253 $ 12,732,647 $ 3,200,035	1,437,584 1,295,013 199,413	$16.05 $ 9.83 $16.05
National Tax-Free Fund (Fund C)
Class A Class B Class C Institutional Class
	$ 414,999,704 $ 77,223,454 $ 28,270,941 $ 9,318,648 $ 300,186,661	7,562,617 2,768,403 912,520 29,382,678	$10.21 $10.21 $10.21 $10.22
Pro Forma National Tax-Free Fund (Fund A and Fund C) (as of June 30, 2001)
Class A Class B Institutional Class
	$ 436,992,618 $ 83,453,653 $ 33,500,353 $ 9,318,648 $ 310,719,964	8,172,750 3,280,488 912,520 30,413,692	$10.21 $10.21 $10.21 $10.22
Pro Forma National Tax-Free Fund (Fund B and Fund C) (as of June 30, 2001)
Class A Class B Class C Institutional Class
	$ 454,004,639 $ 100,295,707 $ 41,003,588 $ 9,318,648 $ 303,386,696	9,822,120 4,015,234 912,520 29,695,902	$10.21 $10.21 $10.21 $10.22
Pro Forma National Tax-Free Fund (Fund A + Fund B + Fund C) (as of June 30, 2001)
Class A Class B Class C Institutional Class
	$ 475,997,553 $ 106,525,906 $ 46,233,000 $ 9,318,648 $ 313,919,999	10,432,253 4,527,319 912,520 30,726,916	$10.21 $10.21 $10.21 $10.22

Corporate Bond Fund/Income Plus Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Corporate Bond Fund
Class A Class B Class C
	$ 20,478,680 $ 6,363,039 $ 11,220,410 $ 2,895,231	695,570 1,226,371 316,510	$ 9.15 $ 9.15 $ 9.15
Income Plus Fund
Class A Class B Class C
	$ 49,924,235 $ 12,468,232 $ 34,202,901 $ 3,253,102	1,154,686 3,165,963 301,136	$10.80 $10.80 $10.80
Pro Forma Income Plus Fund (as of May 31, 2001)
Class A Class B Class C
	$ 70,402,915 $ 18,831,271 $ 45,423,311 $ 6,148,333	1,743,969 4,204,571 569,144	$10.80 $10.80 $10.80

International Fund/International Equity Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
International Fund
Class A Class B Institutional Class
	$ 197,591,881 $ 2,420,918 $ 2,308,311 $ 192,862,652	166,844 164,133 13,284,845	$14.51 $14.06 $14.52
International Equity Fund
Class A Class B Class C Institutional Class
	$ 183,348,891 $ 30,726,613 $ 41,122,292 $ 2,703,901 $ 108,796,085	2,927,068 4,012,360 264,178 10,388,289	$10.50 $10.25 $10.24 $10.47
Pro Forma International Equity Fund (as of September 30, 2001)
Class A Class B Class C Institutional Class
	$ 380,940,772 $ 33,147,531 $ 43,430,603 $ 2,703,901 $ 301,658,737	3,157,689 4,237,585 264,178 28,803,593	$10.50 $10.25 $10.24 $10.47

Small Cap Value Fund/Small Cap Opportunities Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Small Cap Value Fund
Institutional Class
	$ 18,907,027 $ 18,907,027	2,298,567	$ 8.23
Small Cap Opportunities Fund
Class A Class B Institutional Class
	$ 293,149,490 $ 4,704,083 $ 5,291,271 $ 283,154,136	178,137 208,663 10,688,942	$26.41 $25.36 $26.49
Pro Forma Small Cap Opportunities Fund (as of September 30, 2001)
Class A Class B Institutional Class
	$ 312,056,517 $ 4,704,083 $ 5,291,271 $ 302,061,163	178,137 208,663 11,402,674	$26.41 $25.36 $26.49

Outstanding Shares

        As of December 27, 2001, each Target Fund and its corresponding Acquiring Fund had the following numbers of shares outstanding:

Target Funds	Number of Shares Outstanding	Acquiring Fund	Number of Shares Outstanding
Arizona Tax-Free Fund	2,330,513	National Tax-Free Fund	41,858,821
Oregon Tax-Free Fund	3,071,671	National Tax-Free Fund	41,858,821
Corporate Bond Fund	2,372,756	Income Plus Fund	4,893,508
International Fund	13,787,289	International Equity Fund	17,242,518
Small Cap Value Fund	1,895,557	Small Cap Opportunities Fund	12,069,382

Interest of Certain Persons in the Transactions

        To the knowledge of the Target Funds and the Acquiring Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any Class of any Target or Acquiring Fund:

As of December 7, 2001
Fund	Name & Address	Class of Shares Type of Ownership	% of Class	% of Fund	% of Fund Post Closing
Arizona Tax-Free Fund	Wells Fargo Investments LLC A/C 2750-8884 608 Second Avenue, South 8th Floor Minneapolis, MN 55402-1916	Class A Record Ownership	5.60%	1.57%	0.08%
	Wells Fargo Investments LLC A/C 1887-9635 608 Second Avenue, South 8th Floor Minneapolis, MN 55402-1916	Class B Record Ownership	7.84%	1.88%	0.09%
	Wells Fargo Bank MN NA Stagecoach AZ Tax Free Fund CL I c/o Mutual Fund Processing P.O. Box 1450 NW 8477 Minneapolis, MN 55485-1450	Institutional Class Record Ownership	84.62%	40.66%	2.02%
	Wells Fargo Bank MN NA Stagecoach AZ Tax Free Fund CL I c/o Mutual Fund Processing P.O. Box 1450 NW 8477 Minneapolis, MN 55485-1450	Institutional Class Record Ownership	11.55%	5.55%	0.28%
Oregon Tax-Free Fund	Wells Fargo Bank MN NA Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	54.52%	3.12%	0.31%
	Wells Fargo Bank MN NA WF ORE Tax-Free FD R/R Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	29.37%	1.68%	0.17%
	Wells Fargo Bank MN FBO ORE Tax-Free Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	13.33%	0.76%	0.08%
National Tax-Free Fund	Wells Fargo Bank MN FBO Tax-Free Income Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	67.09%	46.54%	40.43%
	Wells Fargo Bank MN FBO Tax-Free Income Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	25.68%	17.81%	15.47%
	Wells Fargo Bank MN NA FBO Tax Free Income Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	6.18%	4.29%	3.73%
Corporate Bond Fund	Wells Fargo Investments LLC A/C 6074-8882 420 Montgomery St. San Francisco, CA 94104-1298	Class A Record Ownership	8.95%	2.59%	0.77%
	Wells Fargo Investments LLC A/C 6018-6327 608 Second Avenue, South 8th Floor Minneapolis, MN 55402-1916	Class A Record Ownership	5.88%	1.70%	0.50%
	Charles Schwab & Co Inc. Special Custody Account FBO The Customers 101 Montgomery Street San Francisco, CA 94104-4122	Class A Record Ownership	5.44%	1.57%	0.47%
	Wells Fargo Investments LLC A/C 7568-3328 608 Second Avenue, South 8th Floor Minneapolis, MN 55402-1916	Class C Record Ownership	26.76%	4.00%	1.18%
	EMJAY Co Omnibus Account P.O. Box 170910 Milwaukee, WI 53217-0909	Class C Record Ownership	20.78%	3.11%	0.92%
Income Plus Fund	Wells Fargo Bank MN NA Attn: Mutual Fund Ops FBO Kotzin Tobias # 801012 P.O. Box 1533 Minneapolis, MN 55480-1533	Class A Record Ownership	11.06%	2.89%	2.03%
	Wells Fargo Bank MN NA Attn: Mutual Fund Ops FBO Kotzin Tobias # 800906 P.O. Box 1533 Minneapolis, MN 55480-1533	Class A Record Ownership	10.69%	2.79%	1.97%
	Wells Fargo Investments LLC A/C 7957-7908 420 Montgomery St. San Francisco, CA 94104-1298	Class A Record Ownership	6.39%	1.67%	1.18%
	Wells Fargo Investments LLC A/C 1085-1908 608 Second Avenue, South 8th Floor Minneapolis, MN 55402-1916	Class C Record Ownership	6.10%	0.44%	0.31%
	Wells Fargo Investments LLC A/C 8211-2576 608 Second Avenue, South 8th Floor Minneapolis, MN 55402-1916	Class C Record Ownership	5.59%	0.40%	0.28%
	Wells Fargo Investments LLC A/C 4149-7280 608 Second Avenue, South, 8th Floor Minneapolis, MN 55402-1916	Class C Record Ownership	5.12%	0.37%	0.26%
International Fund	Wexford Clearing Services Corp Attn: Steve M. Abraham FBO Watchband Securities LLC 200 W. Jackson Blvd Suite 2300 Chicago, IL 60606-6942	Class A Record Ownership	18.27%	0.26%	0.13%
	Donaldson Lufkin Jenrette Securities Corporation, Inc. P.O. Box 2052 Jersey City, NJ 07303-2052	Class A Record Ownership	6.34%	0.09%	0.05%
	Donaldson Lufkin Jenrette Securities Corporation, Inc. P.O. Box 2052 Jersey City, NJ 07303-2052	Class A Record Ownership	5.15%	0.07%	0.04%
	Wells Fargo Bank MN NA FBO International Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	74.84%	72.92%	36.98%
	Wells Fargo Bank MN NA FBO International Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	12.83%	12.50%	6.34%
	Hamill & Co FBO Mitchell Energy & Dev. Qualified P.O. Box 2558 Mutual Fund 16-HCB-40 Houston, TX 77252-2558	Institutional Class Record Ownership	5.09%	4.96%	2.51%
International Equity Fund	Charles Schwab & Co Inc. Special Custody Account FBO the Customers 101 Montgomery Street San Francisco, CA 94104-4122	Class A Record Ownership	9.32%	1.66%	0.82%
	Wells Fargo Bank MN NA FBO Wells Fargo INT Equity FD CL I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	38.41%	22.50%	11.09%
	Wells Fargo Bank MN NA FBO Wells Fargo INT Equity FD CL I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	36.95%	21.65%	10.67%
	VERB & Co. FBO Community Foundation Silicon Valley 4380 SW Macadam, Suite 450 Portland, OR 97201-6407	Institutional Class Record Ownership	11.41%	6.68%	3.29%
	Wells Fargo Bank MN NA FBO Wells Fargo INT Equity FD CL I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	10.51%	6.16%	3.04%
Small Cap Value Fund	Wells Fargo Bank MN FBO Performa Small Cap Value Fund Attn: Mutual Fund Ops P.O. 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	51.31%	51.31%	2.80%
	Wells Fargo Bank MN NA FBO Performa Small Cap Value Fund Attn: Mutual Fund Ops P.O. 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	34.08%	34.08%	1.86%
	Wells Fargo Bank MN NA FBO Performa Small Cap Value Fund Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	6.35%	6.35%	0.35%
Small Cap Opportunities Fund	Wells Fargo Bank MN NA FBO Small Cap Opportunities Fund I c/o Mutual Fund Processing P.O. Box 1450, NW 8477 Minneapolis, MN 55485-1450	Institutional Class Record Ownership	82.01%	79.16%	74.84%
	Wells Fargo Bank MN NA FBO Small Cap Opportunities Fund I c/o Mutual Fund Processing P.O. Box 1450, NW 8477 Minneapolis, MN 55485-1450	Institutional Class Record Ownership	9.05%	8.74%	8.26%

        To the knowledge of the Target Funds and the Acquiring Funds, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Target Fund or Acquiring Fund:

As of December 7, 2001
Fund	Name and Address	Type of Ownership	% of Fund	% of Fund Post-Closing
Arizona Tax-Free Fund	Wells Fargo Bank Minnesota NA Stagecoach AZ Tax-Free FD CL I c/o Mutual Fund Processing P.O. Box 1450 NW 8477 Minneapolis, MN 55485-1450	Institutional Class Record Ownership	40.66%	2.02%
National Tax-Free Fund	Wells Fargo Bank MN NA FBO Tax Free Income Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	46.54%	40.43%
International Fund	Wells Fargo Bank MN NA FBO International Fund I Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	72.92%	36.98%
Small Cap Value Fund	Wells Fargo Bank MN NA FBO Performa Small Cap Value Fund Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	51.31%	2.80%
	Wells Fargo Bank MN NA FBO Performa Small Cap Value Fund Attn: Mutual Fund Ops P.O. Box 1533 Minneapolis, MN 55480-1533	Institutional Class Record Ownership	34.08%	1.86%
Small Cap Opportunities Fund	Wells Fargo Bank MN NA FBO Small Cap Opportunities Fund I c/o Mutual Fund Processing P.O. Box 1450 NW 8477 Minneapolis, MN 55485-1450	Institutional Class Record Ownership	79.16%	74.84%

        In addition, as of December 7, 2001, Wells Fargo Bank, N.A., an indirect wholly-owned subsidiary of Wells Fargo & Company, or its affiliates controlled or held with sole or shared power to vote more than 25% of the outstanding shares of the Arizona Tax-Free, International and Small Cap Value Funds, respectively, in a trust, agency, custodial or other fiduciary or representative capacity. As a result, Wells Fargo Bank, N.A., may be deemed to control each of those Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. Therefore, Wilmington Trust Company, an independent fiduciary engaged by Wells Fargo Bank, N.A., will vote the shares of the Target Funds that are entitled to be voted by Wells Fargo & Company and its affiliates. Wilmington Trust Company is located at 1100 North Market Street, Wilmington, DE, 19890. As of December 7, 2001, the officers and Trustees of Wells Fargo Funds as a group owned less than 1% of each Target Fund and each Acquiring Fund.

Annual Meetings and Shareholder Meetings

        Wells Fargo Funds does not presently hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act. Any shareholder proposal for a shareholder meeting must be presented to the Wells Fargo Funds within a reasonable time before proxy materials for the next meeting are sent to shareholders. Because Wells Fargo Funds does not hold regular shareholder meetings, no anticipated date of the next meeting can be provided.

EXHIBIT A – FEE TABLES

        These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

	Arizona Tax-Free Fund	National Tax-Free Fund
Class A Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

4.50%

4.50%

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None1

None1

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.40%

0.40%

Distribution (Rule 12b-1) fee

0.00%

0.00%

Other expenses

1.24%2

0.55%2

Total Annual Fund Operating Expenses (Gross)

1.64%

0.95%

Waivers

0.87%

0.15%

Net Annual Fund Operating Expenses

0.77%3

0.80%3

	Arizona Tax-Free Fund	National Tax-Free Fund
Class B Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

5.00%

5.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.40%

0.40%

Distribution (Rule 12b-1) fee

0.75%

0.75%

Other expenses

1.21%2

0.56%2

Total Annual Fund Operating Expenses (Gross)

2.36%

1.71%

Waivers

0.84%

0.16%

Net Annual Fund Operating Expenses

1.52%3

1.55%3

______

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A Shares will not have a CDSC.

2 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

3 Funds Management has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees. The Reorganization is not expected to affect the fees of the National Tax-Free Fund, and thus no pro forma column is included.

	Arizona Tax-Free Fund	National Tax-Free Fund
Institutional Class Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None

None

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.40%

0.40%

Distribution (Rule 12b-1) fee

0.00%

0.00%

Other expenses

0.90%1

0.23%1

Total Annual Fund Operating Expenses (Gross)

1.30%

0.63%

Waivers

0.70%

0.03%

Net Annual Fund Operating Expenses

0.60%2

0.60%2

______

1 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees. The Reorganization is not expected to affect the fees of the National Tax-Free Fund, and thus no pro forma column is included.

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Arizona Tax-Free Fund	National Tax-Free Fund
Class A One Year
$ 525	$ 528
Three Year
$ 863	$ 725
Five Year
$ 1,223	$ 938
Ten Year
$ 2,236	$ 1,551
Arizona Tax-Free Fund	National Tax-Free Fund
Class B One Year
$ 655	$ 658
Three Year
$ 956	$ 823
Five Year
$ 1,384	$ 1,113
Ten Year
$ 2,367	$ 1,710
Arizona Tax-Free Fund	National Tax-Free Fund
Institutional Class One Year
$ 61	$ 61
Three Year
$ 343	$ 199
Five Year
$ 646	$ 348
Ten Year
$ 1,506	$ 783

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Arizona Tax-Free Fund	National Tax-Free Fund
Class A One Year
$ 525	$ 528
Three Year
$ 863	$ 725
Five Year
$ 1,223	$ 938
Ten Year
$ 2,236	$ 1,551
Arizona Tax-Free Fund	National Tax-Free Fund
Class B One Year
$ 155	$ 158
Three Year
$ 656	$ 523
Five Year
$ 1,184	$ 913
Ten Year
$ 2,367	$ 1,710
Arizona Tax-Free Fund	National Tax-Free Fund
Institutional Class One Year
$ 61	$ 61
Three Year
$ 343	$ 199
Five Year
$ 646	$ 348
Ten Year
$ 1,506	$ 783

EXHIBIT A – FEE TABLES

	Oregon Tax-Free Fund	National Tax-Free Fund
Class A Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

4.50%

4.50%

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None1

None1

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.40%

0.40%

Distribution (Rule 12b-1) fee

0.00%

0.00%

Other expenses

0.86%2

0.55%2

Total Annual Fund Operating Expenses (Gross)

1.26%

0.95%

Waivers

0.49%

0.15%

Net Annual Fund Operating Expenses

0.77%3

0.80%3

	Oregon Tax-Free Fund	National Tax-Free Fund
Class B Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

5.00%

5.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.40%

0.40%

Distribution (Rule 12b-1) fee

0.75%

0.75%

Other expenses

0.87%2

0.56%2

Total Annual Fund Operating Expenses (Gross)

2.02%

1.71%

Waivers

0.50%

0.16%

Net Annual Fund Operating Expenses

1.52%3

1.55%3

______

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A Shares will not have a CDSC.

2 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

3 Funds Management has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees. The Reorganization is not expected to affect the fees of the National Tax-Free Fund, and thus no pro forma column is included.

	Oregon Tax-Free Fund	National Tax-Free Fund
Institutional Class Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None

None

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.40%

0.40%

Distribution (Rule 12b-1) fee

0.00%

0.00%

Other expenses

0.79%1

0.23%1

Total Annual Fund Operating Expenses (Gross)

1.19%

0.63%

Waivers

0.59%

0.03%

Net Annual Fund Operating Expenses

0.60%2

0.60%2

______

1 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees. The Reorganization is not expected to affect the fees of the National Tax-Free Fund, and thus no pro forma column is included.

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Oregon Tax-Free Fund	National Tax-Free Fund
Class A One Year
$ 525	$ 528
Three Year
$ 785	$ 725
Five Year
$ 1,066	$ 938
Ten Year
$ 1,863	$ 1,551
Oregon Tax-Free Fund	National Tax-Free Fund
Class B One Year
$ 655	$ 658
Three Year
$ 885	$ 823
Five Year
$ 1,242	$ 1,113
Ten Year
$ 2,019	$ 1,710
Oregon Tax-Free Fund	National Tax-Free Fund
Institutional Class One Year
$ 61	$ 61
Three Year
$ 319	$ 199
Five Year
$ 597	$ 348
Ten Year
$ 1,391	$ 783

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Oregon Tax-Free Fund	National Tax-Free Fund
Class A One Year
$ 525	$ 528
Three Year
$ 785	$ 725
Five Year
$ 1,066	$ 938
Ten Year
$ 1,863	$ 1,551
Oregon Tax-Free Fund	National Tax-Free Fund
Class B One Year
$ 155	$ 158
Three Year
$ 585	$ 523
Five Year
$ 1,042	$ 913
Ten Year
$ 2,019	$ 1,710
Oregon Tax-Free Fund	National Tax-Free Fund
Institutional Class One Year
$ 61	$ 61
Three Year
$ 319	$ 199
Five Year
$ 597	$ 348
Ten Year
$ 1,391	$ 783

EXHIBIT A – FEE TABLES

	Corporate Bond Fund	Income Plus Fund	Income Plus Fund Pro Forma
Class A Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

4.50%

4.50%

4.50%

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None1

None1

None1

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.50%

0.60%

0.60%

Distribution (Rule 12b-1) fee

0.00%

0.00%

0.00%

Other expenses

1.18%2

0.81%2

0.80%2

Total Annual Fund Operating Expenses (Gross)

1.68%

1.41%

1.40%

Waivers

0.68%

0.31%

0.40%

Net Annual Fund Operating Expenses

1.00%3

1.10%3

1.00%3

	Corporate Bond Fund	Income Plus Fund	Income Plus Fund Pro Forma
Class B Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

5.00%

5.00%

5.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.50%

0.60%

0.60%

Distribution (Rule 12b-1) fee

0.75%

0.75%

0.75%

Other expenses

1.26%2

0.87%2

0.81%2

Total Annual Fund Operating Expenses (Gross)

2.51%

2.22%

2.16%

Waivers

0.76%

0.37%

0.41%

Net Annual Fund Operating Expenses

1.75%3

1.85%3

1.75%3

______

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A Shares will not have a CDSC.

2 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

3 Funds Management has committed through at least September 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. As shown in the table, Funds Management also has agreed to reduce the net operating expense ratio of the Income Plus Fund by 0.10%, and to maintain this new reduced net operating expense ratio through at least September 30, 2002, if the Reorganization is approved. After this time, the net operating expense ratio could be increased only with the approval of the Board of Trustees.

EXHIBIT A – FEE TABLES

	Corporate Bond Fund	Income Plus Fund	Income Plus Fund Pro Forma
Class C Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

1.00%

1.00%

1.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.50%

0.60%

0.60%

Distribution (Rule 12b-1) fee

0.75%

0.75%

0.75%

Other expenses

1.18%1

0.88%1

0.94%1

Total Annual Fund Operating Expenses (Gross)

2.43%

2.23%

2.29%

Waivers

0.68%

0.38%

0.54%

Net Annual Fund Operating Expenses

1.75%2

1.85%2

1.75%2

______

1 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through at least September 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. As shown in the table, Funds Management also has agreed to reduce the net operating expense ratio of the Income Plus Fund by 0.10%, and to maintain this new reduced net operating expense ratio through at least September 30, 2002, if the Reorganization is approved. After this time, the net operating expense ratio could be increased only with the approval of the Board of Trustees.

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Corporate Bond Fund	Income Plus Fund	Income Plus Fund Pro Forma
Class A One Year
$ 547	$ 557	$ 547
Three Year
$ 892	$ 847	$ 836
Five Year
$ 1,260	$ 1,158	$ 1,145
Ten Year
$ 2,293	$ 2,039	$ 2,021
Corporate Bond Fund	Income Plus Fund	Income Plus Fund Pro Forma
Class B One Year
$ 678	$ 688	$ 678
Three Year
$ 1,009	$ 959	$ 937
Five Year
$ 1,467	$ 1,356	$ 1,322
Ten Year
$ 2,487	$ 2,224	$ 2,176
Corporate Bond Fund	Income Plus Fund	Income plus Fund Pro Forma
Class C One Year
$ 278	$ 288	$ 278
Three Year
$ 693	$ 661	$ 664
Five Year
$ 1,234	$ 1,160	$ 1,176
Ten Year
$ 2,715	$ 2,535	$ 2,584

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Corporate Bond Fund	Income Plus Fund	Income Plus Fund Pro Forma
Class A One Year
$ 547	$ 557	$ 547
Three Year
$ 892	$ 847	$ 836
Five Year
$ 1,260	$ 1,158	$ 1,145
Ten Year
$ 2,293	$ 2,039	$ 2,021
Corporate Bond Fund	Income Plus Fund	Income Plus Fund Pro Forma
Class B One Year
$ 178	$ 188	$ 178
Three Year
$ 709	$ 659	$ 637
Five Year
$ 1,267	$ 1,156	$ 1,122
Ten Year
$ 2,487	$ 2,224	$ 2,176
Corporate Bond Fund	Income Plus Fund	Income Plus Fund Pro Forma
Class C One Year
$ 178	$ 188	$ 178
Three Year
$ 693	$ 661	$ 664
Five Year
$ 1,234	$ 1,160	$ 1,176
Ten Year
$ 2,715	$ 2,535	$ 2,584

EXHIBIT A – FEE TABLES

	International Fund	International Equity Fund	International Equity Fund Pro Forma
Class A Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

5.75%

5.75%

5.75%

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None1

None1

None1

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

1.00%

1.00%

1.00%

Distribution (Rule 12b-1) fee

0.00%

0.00%

0.00%

Other expenses

1.27%2

0.81%2

0.70%2

Total Annual Fund Operating Expenses (Gross)

2.27%

1.81%

1.70%

Waivers

0.52%

0.06%

0.00%

Committed Net Annual Fund Operating Expenses

1.75%3

1.75%3

1.70%3

	International Fund	International Equity Fund	International Equity Fund Pro Forma
Class B Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

5.00%

5.00%

5.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

1.00%

1.00%

1.00%

Distribution (Rule 12b-1) fee

0.75%

0.75%

0.75%

Other expenses

1.15%2

0.95%2

0.71%2

Total Annual Fund Operating Expenses (Gross)

2.90%

2.70%

2.46%

Waivers

0.40%

0.20%

0.01%

Committed Net Annual Fund Operating Expenses

2.50%3

2.50%3

2.45%3

______________

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A Shares will not have a CDSC.

2 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

3 Funds Management has committed through at least January 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the International Fund’s net operating expense ratio shown. Funds Management, however has agreed to decrease the net operating expense ratio of the International Equity Fund by 0.05%, as shown in the table, and maintain this reduced net operating expense ratio until at least January 31, 2003, if the Reorganization is approved.

	International Fund	International Equity Fund	International Equity Fund Pro Forma
Institutional Class Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None

None

None

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

1.00%

1.00%

1.00%

Distribution (Rule 12b-1) fee

0.00%

0.00%

0.00%

Other expenses

0.48%1

0.53%1

0.53%1

Total Annual Fund Operating Expenses (Gross)

1.48%

1.53%

1.53%

Waivers

0.00%

0.03%

0.08%

Committed Net Annual Fund Operating Expenses

1.50%2

1.50%2

1.45%2

______________

1 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through at least January 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the International Fund’s net operating expense ratio shown. Funds Management, however has agreed to decrease the net operating expense ratio of the International Equity Fund by 0.05%, as shown in the table, and maintain this reduced net operating expense ratio until at least January 31, 2003, if the Reorganization is approved. If the gross operating expense ratio is lower than the committed net operating expense ratio, the Class will operate at the lower gross operating expense ratio.

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

International Fund	International Equity Fund	International Equity Fund Pro Forma
Class A
One Year

$ 743

$743

$ 738

Three Year

$ 1,197

$1,106

$ 1,080

Five Year

$ 1,676

$1,493

$ 1,445

Ten Year

$ 2,993

$2,575

$ 2,468

International Fund	International Equity Fund	International Equity Fund Pro Forma
Class B
One Year

$ 753

$ 753

$748

Three Year

$ 1,160

$ 1,119

$1,066

Five Year

$ 1,693

$ 1,612

$1,510

Ten Year

$ 2,976

$ 2,701

$2,520

International Fund	International Equity Fund	International Equity Fund Pro Forma
Institutional Class
One Year

$ 151

$ 153

$148

Three Year

$ 468

$ 480

$476

Five Year

$ 808

$ 831

$827

Ten Year

$ 1,768

$ 1,821

$1,817

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

International Fund	International Equity Fund	International Equity Fund Pro Forma
Class A
One Year

$ 743

$743

$ 738

Three Year

$ 1,197

$1,106

$ 1,080

Five Year

$ 1,676

$1,493

$ 1,445

Ten Year

$ 2,993

$2,575

$ 2,468

International Fund	International Equity Fund	International Equity Fund Pro Forma
Class B
One Year

$253

$253

$248

Three Year

$860

$819

$766

Five Year

$1,493

$1,412

$1,310

Ten Year

$2,976

$2,701

$2,520

International Fund	International Equity Fund	International Equity Fund Pro Forma
Institutional Class
One Year

$151

$153

$148

Three Year

$468

$480

$476

Five Year

$808

$831

$827

Ten Year

$1,768

$1,821

$1,817

EXHIBIT A – FEE TABLES

	Small Cap Value Fund	Small Cap Opportunities Fund	Small Cap Opportunities Fund Pro Forma
Institutional Class Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None

None

None

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.90%

0.90%

0.90%

Distribution (Rule 12b-1) fee

0.00%

0.00%

0.00%

Other expenses

0.38%1

0.43%1

0.43%1

Total Annual Fund Operating Expenses (Gross)

1.28%

1.33%

1.33%

Waivers

0.03%

0.08%

0.08%

Net Annual Fund Operating Expenses

1.25%2

1.25%2

1.25%2

___________________

1 Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

2 Funds Management has committed through at least January 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Small Cap Value Fund’s net operating expense ratio shown. Funds Management, however, has agreed to extend the commitment to maintain the net operating expense ratio of the Small Cap Opportunities Fund through at least January 31, 2003 if the Reorganization is approved. After the expiration of the mandatory waiver period, the net operating expense ratio of each Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Small Cap Value Fund	Small Cap Opportunities Fund	Small Cap Opportunities Fund Pro Forma
Institutional Class
One Year

$ 127

$127

$127

Three Year

$ 403

$414

$414

Five Year

$ 699

$721

$721

Ten Year

$1,543

$1,594

$1,594

        You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Small Cap Value Fund	Small Cap Opportunities Fund	Small Cap Opportunities Fund Pro Forma
Institutional Class
One Year

$ 127

$127

$127

Three Year

$ 403

$414

$414

Five Year

$ 699

$721

$721

Ten Year

$1,543

$1,594

$1,594

EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

National Tax-Free Fund
Comparison of: ARIZONA TAX-FREE FUND	which will reorganize into NATIONAL TAX-FREE FUND
Objectives:
Arizona Tax-Free Fund:	seeks current income exempt from federal income tax and Arizona individual income tax.
National Tax-Free Fund:	seeks current income exempt from federal income tax.
Investment Strategies:
Arizona Tax-Free Fund:	The Arizona Tax-Free Fund invests substantially all of its assets in investment-grade Arizona municipal securities of varying maturities. The portfolio’s dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths, and other factors. Generally speaking, the Fund attempts to capture greater total return by increasing maturity when the Fund expects interest rates to decline, and attempts to preserve capital by shortening maturity when it expects interest rates to increase. Under normal circumstances, the Fund invests:

* at least 80% of its net assets, plus investment borrowings (if any), in municipal securities that pay interest exempt from federal income tax and Arizona individual income tax;

* up to 20% of its net assets, plus investment borrowings (if any), in securities that pay interest subject to federal income taxes, including the federal AMT; and

* in municipal securities rated in the four highest credit categories by nationally recognized statistical rating organizations, and in unrated securities deemed by us to be of comparable quality.

National Tax-Free Fund:	The National Tax-Free Fund invests substantially all of its assets in investment-grade municipal securities. The dollar-weighted average maturity of the Fund’s assets normally will be between 10 and 20 years, but may vary depending on market conditions. The Fund emphasizes investments in municipal securities that produce interest income rather than stability of the Fund’s NAV. Under normal circumstances, the Fund invests:

* at least 80% of its net assets, plus investment borrowings (if any), in municipal securities that pay interest exempt from federal income taxes, including federal AMT;

* up to 20% of its net assets, plus investment borrowings (if any), in securities with income subject to federal income tax, including federal AMT; and

* in municipal securities rated in the four highest credit categories by nationally recognized statistical rating organizations, and in unrated securities deemed by us to be of comparable quality.

Portfolio Managers
Arizona Tax-Free Fund	Stephen Galiani Arthur C. Evans
National Tax-Free Fund	Stephen Galiani Arthur C. Evans

National Tax-Free Fund
Comparison of: OREGON TAX-FREE FUND	which will reorganize into NATIONAL TAX-FREE FUND
Objectives:
Oregon Tax-Free Fund:	seeks current income exempt from federal income tax and Oregon individual income tax.
National Tax-Free Fund:	seeks current income exempt from federal income tax.
Investment Strategies:
Oregon Tax-Free Fund:	The Oregon Tax-Free Fund invests substantially all of its assets in investment grade municipal securities of varying maturities. The portfolio’s dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio’s dollar-weighted average maturity. Generally speaking, the Fund will attempt to capture greater total return by increasing maturity when the Fund expects interest rates to decline, and attempts to preserve capital by shortening maturity when it expects interest rates to increase. Under normal circumstances, the Fund invests:

* at least 80% of its net assets, plus investment borrowings (if any), in municipal securities that pay interest exempt from federal income tax and Oregon individual income tax;

* up to 20% of its net assets, plus investment borrowings (if any), in securities with income subject to federal income taxes, including federal AMT; and

* in municipal securities rated in the four highest credit categories by nationally recognized statistical rating organizations, and in unrated securities deemed by us to be of comparable quality.

National Tax-Free Fund:	The National Tax-Free Fund invests substantially all of its assets in investment-grade municipal securities. The dollar-weighted average maturity of the Fund’s assets normally will be between 10 and 20 years, but may vary depending on market conditions. The Fund emphasizes investments in municipal securities that produce interest income rather than stability of the Fund’s NAV. Under normal circumstances, the Fund invests:

* at least 80% of its net assets, plus investment borrowings (if any), in municipal securities that pay interest exempt from federal income taxes, including federal AMT;

* up to 20% of its net assets, plus investment borrowings (if any), in securities with income subject to federal income tax, including federal AMT; and

* in municipal securities rated in the four highest credit categories by nationally recognized statistical rating organizations, and in unrated securities deemed by us to be of comparable quality.

Portfolio Managers
Oregon Tax-Free Fund	Stephen Galiani
National Tax-Free Fund	Stephen Galiani Arthur C. Evans

Income Plus Fund
Comparison of: CORPORATE BOND FUND	which will reorganize into INCOME PLUS FUND
Objectives:
Corporate Bond Fund:	seeks a high level of current income, consistent with reasonable risk.
Income Plus Fund:	seeks to maximize income while maintaining prospects for capital appreciation.
Investment Strategies:
Corporate Bond Fund:	The Corporate Bond Fund seeks a high level of current income by actively managing a diversified portfolio consisting substantially of corporate debt securities. When purchasing these securities, the Fund considers, among other things, the yield differences for various corporate sectors, and the current economic cycle’s potential effect on the various types of bonds. The Fund may invest in securities of any maturity. Under normal circumstances, the Fund expects to maintain a dollar-weighted average maturity for portfolio securities of between 3 and 15 years. Under normal circumstances, the Fund invests:

* at least 80% of its net assets, plus investment borrowings (if any), in corporate debt securities;

* up to 20% of total assets in U.S. Government obligations;

* up to 35% of total assets in debt securities that are below investment-grade, or are unrated or in default at the time of purchase; and

* up to 25% of total assets in securities of foreign issuers.

Income Plus Fund:	The Income Plus Fund actively manages a diversified portfolio of debt securities and income-producing equity securities selected with particular consideration for their potential to generate current income. The Fund shifts assets between such debt and equity securities based on its assessment of the potential income available. Under normal circumstances, the Fund invests:

* at least 80% of its net assets, plus investment borrowings (if any), in income-producing securities;

* at least 25% of total assets in corporate debt securities and U.S. Government obligations;

* up to 35% of total assets in a wide range of income-producing equity securities;

* up to 50% of total assets in debt securities that are below investment-grade, or are unrated or in default at the time of purchase; and

* up to 25% of total assets in securities of foreign issuers.

The Income Plus Fund’s equity focus will be on securities issued by companies in industries that tend to pay higher ongoing dividends, such as utilities. The Fund may purchase preferred stock and other convertible securities, as well as common stock of any size company. Any capital appreciation will come primarily from the income-producing equity portion of the portfolio.

Portfolio Managers
Corporate Bond Fund	Daniel J. Kokoszka, CFA
Income Plus Fund	N. Graham Allen, FCMA Scott M. Smith, CFA Daniel J. Kokoszka, CFA

International Equity Fund
Comparison of: INTERNATIONAL FUND	which will reorganize into INTERNATIONAL EQUITY FUND
Objectives:
International Fund:	seeks long-term capital appreciation.
International Equity Fund:	seeks total-return, with an emphasis on capital appreciation, over the long-term.
Investment Strategies:
International Fund:	The International Fund is a Gateway Fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies. The Fund invests substantially all of its assets in equity securities of high-quality foreign companies which are generally based in countries considered to be developed markets, although the Fund may invest in securities of companies based in emerging markets when it believes opportunities for growth exist. The Fund selects investments on the basis of their potential for capital appreciation without regard to current income. The Fund invests in a minimum of 3 countries, and normally limits its investment in a single issuer to 10% or less of its total assets.
International Equity Fund:	The International Equity Fund actively manages a diversified portfolio of equity securities of companies based in developed non-U.S. countries and in emerging markets of the world. The Fund invests at least 80% of its net assets, plus investment borrowings (if any), under normal circumstances, in equity securities. The Fund expects that the securities held will be traded on a stock exchange or other market in the country in which the issuer is based, but they may also be traded in other countries, including the U.S. The Fund applies a fundamentals-driven, value-oriented analysis to identify companies with above average potential for long-term growth. The financial data the Fund examines includes both the company’s historical performance results and its projected future earnings. Among other key criteria the Fund considers are a company’s local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment. Under normal circumstances, the Fund invests:

* at least 80% of its total assets in equity securities of companies located or operating outside of the United States;

* in a minimum of five countries exclusive of the United States;

* up to 50% of total assets in any one country;

* up to 25% of total assets in emerging markets;

* in issuers with an average market capitalization of $10 billion or more, although the Fund may invest in equity securities of issuers with market capitalizations as low as $250 million; and

* in equity securities, including common stocks, and preferred stocks, and in warrants, convertible debt securities, American Depositary Receipts (and similar investments) and shares of other mutual funds.

Portfolio Managers
International Fund	Michael Perelstein
International Equity Fund	Cynthia Tusan, CFA Sabrina Yih, CFA

Small Cap Opportunities Fund
Comparison of: SMALL CAP VALUE FUND	which will reorganize into SMALL CAP OPPORTUNITIES FUND
Objectives:
Small Cap Value Fund:	seeks capital appreciation.
Small Cap Opportunities Fund:	seeks long-term capital appreciation.
Investment Strategies:
Small Cap Value Fund:	The Small Cap Value Fund is a Gateway Fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. The Fund seeks capital appreciation by investing in common stocks of smaller companies. The Fund invests at least 80% of its net assets, plus investment borrowings (if any), under normal circumstances, in small cap securities. Small cap securities are securities of companies with market capitalization equal to or less than the largest stock in the Russell 2000 Index, a small capitalization index which is expected to change frequently.
Small Cap Opportunities Fund:	The Small Cap Opportunities Fund actively manages a diversified portfolio that principally invests in equity securities of U.S. companies that, have market capitalizations of $3 billion or less. The Fund invests at least 80% of its net assets, plus investment borrowings (if any), under normal circumstances, in such small cap securities. The Fund attempts to identify securities of companies it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Fund’s assessment of a company’s management’s competence will be an important consideration. These criteria are not rigid and the Fund may make other investments to achieve its objective.
Portfolio Managers
Small Cap Value Fund	Stephen S. Smith, CFA
Small Cap Opportunities Fund	Ira Unschuld

EXHIBIT C

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
FOR EACH OF THE ACQUIRING FUNDS

INCOME PLUS FUND

INVESTMENT OBJECTIVE

        The Wells Fargo Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Graham Allen, FCMA
Daniel Kokoszka, CFA
Scott Smith, CFA

INCEPTION DATE
7/13/98

PERFORMANCE HIGHLIGHTS

        The Fund’s Class A shares returned 10.06% (1) for the one-year period ended May 31, 2001, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index (2), which posted a 13.12% return during the period. The Fund’s Class A shares distributed $0.83 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

        The Fund’s performance during the fiscal year was attributed to its diversified portfolio strategy, including high quality U.S. government, corporate and mortgage bonds, plus high-yield U.S. and euro securities, and emerging market and non-U.S. dollar sovereign debt.

        During the first five months, the Fund benefited from its extensive holdings of high-yield corporate bonds. Specifically, the Fund’s emphasis on a diverse selection of higher rated BB securities helped it to participate in the attractive gains posted by this sector while sidestepping potential credit problems. In addition, the Fund’s portfolio of U.S. government and mortgage-backed securities performed well during the period. Finally, the non-U.S. dollar and emerging market portfolio components ? which together represent approximately 10% of Fund holdings ? remained well diversified.

STRATEGIC OUTLOOK

        Although the U.S. economy appears to have avoided a recession, the technology slump has spilled over to other sectors of the economy. Aggressive interest rate cuts orchestrated by the Federal Reserve Board, plus a tax cut, could spark growth later in the year. A strong U.S. dollar, weak corporate profits, and a slowdown overseas should make for an only modest economic recovery. Amid a changing interest rate environment, Fund holdings may be adjusted in an effort to capitalize on favorable conditions within various bond sectors.

        Going forward, the Fund will continue to purchase securities that the Fund manager believes should enhance yields and returns. For example, the Fund expects to modestly increase its allocation to high yield, higher quality bonds, while also adding to its overall exposure of BBB-rated corporate issues. These changes will be made incrementally - and opportunistically - over the ensuing months as conditions warrant.

AVERAGE ANNUAL TOTAL RETURN(1) (as of May 31, 2001)

	Including Sales Charge		Excluding Sales Charge
	1-Year	Since Inception	1-Year	Since Inception
Class A	5.10	0.61	10.06	2.23
Class B	4.14	0.59	9.14	1.47
Class C	8.14	1.47	9.14	1.47
Benchmark
Lehman Brothers Aggregate Bond Index (2)
			13.12	6.30(3)

CHARACTERISTICS (as of May 31, 2001)                    GROWTH OF $10,000 INVESTMENT (8)
Portfolio Turnover	63%	GRAPH
Number of Holdings	183
Average Credit Quality (4)
	AI
Weighted Average Coupon
	7.81%
Estimated Weighted Average Maturity
	8.52 years
Estimated Average Duration
	5.12 years
NAV (A, B, C)
	$10.80, $10.80, $10.80
Distribution Rate (5) (A, B, C)
	5.94%, 5.48%, 6.48%
SEC Yield (6) (A, B, C)
	6.25%, 5.79%, 5.78%

PORTFOLIO ALLOCATION(7) (as of May 31, 2001)

Corporate Bonds (42%)
U.S. Treasury Bonds (20%)
Federal Agencies (15%)
Foreign Governments (12%)
U.S. Treasury Notes (7%)
Cash Equivalents (4%)

_______________

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Advisor has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown.

2 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

3 The published return closest to the Fund’s inception date of July 13, 1998.

4 The average credit quality is compiled from ratings from Standards & Poor’s and/or Moody’s Investors Service (together "rating agencies"). Standard & Poor’s is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6 The formula used to calculate the SEC yield is described in detail in the Fund’s Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

7 Portfolio holdings are subject to change.

8 The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares since inception with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

        The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Cynthia Tusan, CFA
Sabrina Yih, CFA

INCEPTION DATE
09/24/97

PERFORMANCE HIGHLIGHTS

        The Fund’s Class A shares returned (29.59)% (1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund underperformed its benchmark, the MSCI/EAFE Index (2), which returned (28.53)% during the period. The Fund’s Class A shares distributed no dividend income and $0.31 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

        International markets underwent a series of challenges in the past 12 months. The unraveling of technology, media and telecommunications shares that started in 2000 continued throughout the reporting period. The global economic downturn was further exacerbated by the events of September 11. Finally, the dollar weakened against the euro, the British pound, and the Swiss franc, helping to partially mitigate negative international returns for U.S.-based investors. Our modest increase in European stocks reflected our positive view on the structural reform in Continental Europe. On the other hand, we maintained our underweight position in Japan, benefiting Fund performance during a period when Japan reached 18-year lows. Emerging countries, vulnerable to a slowing global economy, fell sharply.

        Within the Fund, media and telecommunications holdings were sold, but unfortunately not before they had detracted from Fund performance. This eventual decrease in technology exposure was a positive driver in the portfolio’s performance for the second half of the year. We also reduced our overweight position in energy stocks to a more neutral stance just as oil prices peaked during the summer. Our stock selection theme was to target consistent earnings growth and minimal debt. Examples of new companies purchased using this theme included Lloyds Bank and Nintendo. Along these same lines, we used our built-up cash positions to increase existing investments in companies available at relatively low prices with above-average potential for long-term growth.

STRATEGIC OUTLOOK

        Although the markers may be volatile in the short term due to current geopolitical events, we believe international stock markets, and in particular, European markets should prove resilient over the long term. Our long-term view remains that international markets should reap the benefits of structural changes such as pension reform, deregulation, curbs on government spending, tax reduction, and management incentives to increase shareholder value.

AVERAGE ANNUAL TOTAL RETURN (1)
(as of September 30, 2001)
	Including Sales Charge		Excluding Sales Charge
	1-Year	Since Inception	1-Year	Since Inception
Class A	(33.64)	0.63	(29.59)	2.12
Class B	(33.54)	0.91	(30.12)	1.39
Class C	(30.83)	1.40	(30.14)	1.40
Institutional Class			(29.47)	2.27
Benchmark
MSCI/EAFE Index 10/01/97
			(28.53)	(3.93) (3)

CHARACTERISTICS TEN LARGEST EQUITY HOLDINGS (4)

(as of September 30, 2001)                           (as of September 30, 2001)
Beta*	1.08	Royal Bank of Scotland Group PLC	3.30%
Price to Earnings Radio (trailing 12 months)	22.1x	Nestle S.A.	3.00%
Price to Book Ratio
	2.3x	Nintendo Company Limited	2.87%
Median Market Cap. ($B)
	15.5	Suez Lyonnaise des Eaux	2.66%
Number of Holdings
	71	Novartis AG	2.59%
Portfolio Turnover
	36%	Total Fina Elf	2.58%
* A measure of the Fund’s sensitivity to market
		Banco Santander S.A.	2.35%
movements. The benchmark beta is 1.00 by		Groupe Danone ADR	2.35%
definition.
		Boots Company PLC	2.34%
		Royal Dutch Petroleum Company	2.26%

PORTFOLIO COMPOSITION (5)

(as of September 30, 2001) GROWTH OF $10,000 INVESTMENT (6)
Continental Europe (41%)	GRAPH
United Kingdom (24%)
Japan (16%)
Southeast Asia (7%)
Emerging Markets (4%)
Australia/New Zealand (4%)
Cash (4%)

_______________

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2 The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

3 The published return closest to the Fund’s inception date of 09/24/97.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 Portfolio holdings are subject to change.

6 The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares since inception with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE

        The National Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGER
Stephen Galiani

INCEPTION DATE
08/01/89

PERFORMANCE HIGHLIGHTS

        The Fund’s Class A shares returned 10.90% (1) during the twelve-month period ended June 30, 2001, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index (2) (the Index), which returned 9.98%. The Fund’s Class A shares distributed $0.54 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

        During the first half of the period, the Fund was positioned to take advantage of declining interest rates. Rates did indeed decline, so the Fund performed well. In the first quarter of 2001, the Fund manager became concerned about the direction of interest rates, so the Fund was positioned with a slightly more defensive bias. Although this interest rate forecast was early in the second quarter of 2001, the market fulfilled the Fund manager’s expectations as rates rose. The Fund, supported by its high distribution yield, outperformed its peer group by a narrow margin.

        In general, the more aggressive, longer duration positions - zero coupons, discounts, and non-callable bonds - helped drive the Fund’s performance in the second half of 2000. Higher-yielding bonds in the portfolio also had a positive impact on returns.

        A small number of bonds experienced substantial credit deterioration during the period, negatively affecting the Fund’s performance.

STRATEGIC OUTLOOK

        The Fund manager expects the market to discount the current weakness in the economy and anticipates the beginning of a recovery before the Federal Reserve Board completes its cycle of lowering interest rates. Based upon this outlook, the Fund manager anticipates rising rates over the next three to six months. Accordingly, the Fund remains positioned somewhat defensively.

AVERAGE ANNUAL TOTAL RETURN (1) (%) (as of June 30, 2001)
	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year
Class A	5.91	5.25	5.82	10.90	6.22	6.31
Class B	5.07	5.11	5.54	10.07	5.43	5.54
Class C	8.96	5.43	5.54	9.96	5.43	5.54
Institutional Class				11.01	6.27	6.34
Benchmark
Lehman Brothers Municipal Bond Index (2)
				9.98	6.54	7.16

CHARACTERISTICS (as of June 30, 2001) GROWTH OF $10,000 INVESTMENT(7)

Average Credit Quality (3)	AA-	GRAPH
Weighted Average Coupon	4.93%
Estimated Duration	9.73 years
Portfolio Turnover	27%
Number of Holdings	309
NAV (A, B, C, Inst.)
	$10.22, $10.22, $10.22, $10.22
SEC Yield (4) (A, B, C, Inst.)
	4.58%, 4.04%, 4.05%, 5.00%
Distribution Rate (5) (A, B, C, Inst.)
	4.90%, 4.38%, 4.39%, 5.33%
Taxable Equivalent Yield (6) (A, B, C, Inst.)
	7.59%, 6.69%, 6.71%, 8.28%
Alternative Minimum Tax (6)
	11.50%

CREDIT QUALITY (3) MATURITY DISTRIBUTION(5)
(as of June 30, 2001) (as of June 30, 2001)

AAA (32.20%) AA (23.60% BBB (16.70%) Unrated (12.93%) A (10.70%) SPI (1.86%) Cash (1.72%) BB/Ba (0.29%)	21+ Years (46.67%) 11-20 Years (40.26%) 6-10 Years (6.02%) 0-1 Year (4.62%) 2-5 Years (2.43%)

_______________

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Advisor has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares if 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

3 The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together "rating agencies"). Standard and Poor’s is a trademark of McGraw-Hill, Inc. and has been licensed. The fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

4 The formula used to calculate the SEC yield is described in the Fund’s Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses calculated on a 30-day month-end basis.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

6 A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the federal income tax rate of 39.10%. Any capital gains distributions may be taxable. The Value of the securities subject to the AMT is represented as a percentage of net assets.

7 The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

8 Portfolio holdings are subject to change.

SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

        The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks to provide long-term capital appreciation.

ADVISOR
Wells Fargo Funds Management, LLC

SUB-ADVISOR
Schroder Investment Management North America Inc.

FUND MANAGERS
Ira Unschuld

INCEPTION DATE
08/01/93

PERFORMANCE HIGHLIGHTS

        The Fund’s Class A shares returned (3.58)% (1) for the twelve-month period ended September 30, 2001, excluding sales charges. The Fund significantly outperformed its benchmark, the Russell 2000 Index (2), which returned (21.21)% during the period. The Fund’s Class A shares distributed no dividend income and $2.47 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

        During the fiscal year ended September 30, 2001, generally negative investor sentiment dominated U.S. equity markets as concerns about the economy mounted. The Federal Reserve Board’s aggressive easing of monetary policy failed to hasten a stock market recovery as the continuous stream of disappointing earnings reports and weak economic forecasts created a challenging economic environment. Toward the end of the period, hope for an economic recovery gave way to heightened uncertainty in the aftermath of the tragic events of September 11.

        Within the Fund, health care was the best performing sector. Health care holdings appreciated more than 50%, significantly outperforming the Fund’s benchmark. Henry Schein, a distributor of medical products, was the best performing health care holding, benefiting from its steady progression of improving quarterly results. Real Estate Investment Trusts also performed well during the period. Manufactured Home Communities contributed positively to Fund performance, as the company was viewed as a safe haven in a volatile market due to its attractive dividend yield. Technology was the weakest sector for the Fund. One example was APW, a provider of electronics manufacturing services, which detracted from Fund performance as the stock depreciated significantly following disappointing corporate earnings.

STRATEGIC OUTLOOK

        The recent tragic events in the U.S. have led to a great deal of uncertainty. This incident is likely to have economic implications in the U.S. and other economies in the short term, but we believe the longer-term economic effect should be small. Over the next few months, we expect corporate profits to be weak and that the markets should continue to be volatile as the political and economic impact unfolds. In the future, as in the past, we expect to remain true to our discipline of investing in under-followed and misunderstood companies that could offer superior earnings growth.

AVERAGE ANNUAL TOTAL RETURN (1) (as of September 30, 2001)
	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Since Inception	1-Year	5-Year	Since Inception
Class A	(9.12)	9.97	15.81	(3.58)	11.28	16.66
Class B	(8.66)	10.18	15.79	(4.29)	10.45	15.79
Institutional Class				(3.46)	11.34	16.70
Benchmark
Russell 2000 Index
				(21.21)	4.54	8.31 (3)

CHARACTERISTICS TEN LARGEST EQUITY HOLDINGS (4)

(as of September 30, 2001) (as of September 30, 2001)
Beta*		0.60	Apria Healthcare Group Incorporated	1.75%
Price to Earnings Radio (trailing 12 months)		20.2x	Federated Investors Incorporated	1.65%
Price to Book Ratio
		2.7x	Da Vita Incorporated	1.64%
Weighted Median Market Cap. ($B)
		1.22	AmerisourceBergen Corporation	1.61%
Number of Holdings
		107	Medicis Pharmaceutical	1.61%
Portfolio Turnover
		117%	Hilb Rogal Hamilton	1.50%
Beverly Enterprises Incorporated	1.50%
Beckman Coulter Incorporated	1.40%
Affiliated Managers Group	1.38%
			Greater Bay Bancorp	1.38%

SECTOR COMPOSITION (5)

(as of September 30, 2001) GROWTH OF $10,000 INVESTMENT (6)
Health Care (24%)	GRAPH
Financial (14%)
Consumer Cyclical (13%)
Technology (13%)
Commercial Services (9%)
Cash (9%)
Consumer Services (5%)
Energy (4%)
Industrials (3%)
Consumer Non-Cyclical (2%)
Utilities (2%)
Transportation (1%)
Basic Materials (1%)

_______________

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Advisor has committed through January 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to the shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 9, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to November 8, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class B sales charges and expenses.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2 The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

3 The published return closest to the Fund’s inception date of 08/01/93.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5 Sector distribution is subject to change.

6 The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

PART B

STATEMENT OF ADDITIONAL INFORMATION January 31, 2002

WELLS FARGO FUNDS TRUST 525 Market Street SAN FRANCISCO, CALIFORNIA 94105

April 26, 2002 Special Meeting of the Shareholders of the

Arizona Tax-Free Fund Oregon Tax-Free Fund Corporate Bond Fund International Fund Small Cap Value Fund

Series of Wells Fargo Funds Trust

        This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated January 31, 2002, which we refer to as the Proxy/Prospectus, for the Special Meeting of Shareholders of the five Wells Fargo Funds listed above, which we call the Target Funds to be held on Friday, April 26, 2002. The Proxy/Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

I. Incorporation of Documents by Reference in Statement of Additional Information

        This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

(1)	The SAI for the Wells Fargo Arizona Tax-Free, Wells Fargo Oregon Tax-Free and National Tax-Free Funds dated November 1, 2001; the SAI for the Wells Fargo Corporate Bond and Income Plus Funds, dated October 1, 2001; and the SAI for the Wells Fargo International, Wells Fargo Small Cap Value, International Equity and Small Cap Opportunities Funds, dated February 1, 2001 as supplemented February 15, 2001, September 25, 2001 and October 11, 2001.
(2)	Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Arizona Tax-Free, Wells Fargo Oregon Tax-Free and National Tax-Free Funds, dated as of June 30, 2001.
(3)	Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Corporate Bond and Income Plus Funds, dated as of May 31, 2001.
(4)	Report of Independent Auditors and audited annual report financial statements of the Wells Fargo International, Wells Fargo Small Cap Value, International Equity and Small Cap Opportunities Funds, dated as of September 30, 2001.

Table of Contents

General Information

Pro-Forma Financial Statements and Schedules

Notes to Pro Forma Financial Statements*

*THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE PRO FORMA FINANCIAL STATEMENTS AND SCHEDULES.

General Information

        This SAI relates to the reorganization of five Wells Fargo Funds listed below, which we refer to as the Target Funds, with four other funds of Wells Fargo Funds listed below, which we refer to as the Acquiring Funds.

Target Fund	Acquiring Fund
Arizona Tax-Free Fund Class A Class B Institutional Class	National Tax-Free Fund Class A Class B Institutional Class
Oregon Tax-Free Fund Class A Class B Institutional Class
National Tax-Free Fund Class A Class B
Institutional Class

Corporate Bond Fund Class A Class B Class C
Income Plus Fund Class A Class B Class C
International Fund
Class A Class B Institutional Class
International Equity Fund
Class A Class B Institutional Class

Small Cap Value Fund Institutional Class	Small Cap Opportunities Fund Institutional Class

The reorganization of each Target Fund will involve the following three steps:

*	the transfer of the assets and liabilities of the Target Fund to its corresponding Acquiring Fund in exchange for designated classes of the corresponding Acquiring Fund having equivalent value to the net assets transferred;
*	the pro rata distribution of the Acquiring Fund shares to the shareholders of record of the Target Fund as of the effective date of the reorganization in full redemption of all shares of the Target Fund; and
*	the liquidation and termination of the Target Funds.

        As a result of the reorganization, shareholders of each Target Fund will become a shareholder of the corresponding Acquiring Fund having the same total value of shares as the shares of the Target Fund that they held immediately before the reorganization. If a majority of the shares of one of the Target Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Target Fund will continue its operations beyond the date of the reorganization and the Board of Trustees of Wells Fargo Funds Trust will consider what further action is appropriate.

        For further information about the transaction, see the Proxy/Prospectus.

Pro Forma Financial Statements

Explanatory Note

        Pro Forma financial statements for the Wells Fargo Arizona Tax-Free Fund/National-Tax-Free Fund, the Wells Fargo Oregon Tax-Free Fund/National Tax-Free Fund and the Wells Fargo Small Cap Value Fund/Small Cap Opportunities Fund Reorganizations are not included because as of November 15, 2001, the assets of the Wells Fargo Arizona Tax-Free Fund, the Wells Fargo Oregon Tax-Free Fund and the Wells Fargo Small Cap Value Fund each constituted less than 10% of the assets of its corresponding Acquiring Fund.

WELLS FARGO FUNDS - Income Plus Fund

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2001 (Unaudited)
	WF Income Plus Fund	WF Corporate Bond Fund	Pro Forma Adjustments	WF Income Plus Fund Pro Forma Combined

ASSETS
Investments:
In securities, at market value (see cost below)
	$ 48,819,707	$ 20,031,868		$ 68,851,575
Cash
	1,923	4,742		6,665
Collateral for Securities Loaned	12,075,323	5,413,424		17,488,747
Receivables:
Dividends, interest, other receivables
	845,618	347,476		1,193,094
Fund shares sold
	258,070	203,780		461,850
Investment securities sold
	-	-		-
Appreciation on Forward Foreign Currency Contacts	98,159	8,720		106,879
Prepaid expenses and other assets	13,771	5,602		19,373
Total Assets	62, 112, 571	26,015,612	$ -	$ 88,128,183

LIABILITIES
Payables:
Dividends
		34,025		34,025
Payable for securities loaned
	12,075,323	5,413,424		17,488,747
Fund shares redeemed
	12,581	6,289		18,870
Due to other related parties
	25,470	10,234		35,704
Due to advisor and affiliates
	26,223	3,335		29,558
Accrued liabilities
	48,739	69,625		118,364
Total Liabilities	12,188,336	5,536,932	-	17,725,268
TOTAL NET ASSETS	$ 49,924,235	$ 20,478,680	$ -	$ 70,402,915

Net assets consist of:
Paid-in capital
	$ 56,438,833	$ 22,206,687		$ 78,645,520
Undistributed net investment income (loss)
	10,308	16,631		26,939
Undistributed net realized gain (loss) on investments and foreign currencies
	(5,802,997)	(1,846,212)		(7,649,209)
Net unrealized appreciation (depreciation) of investments and foreign currencies
	(721,909)	101,574		(620,335)
TOTAL NET ASSETS	$ 49,924,235	$ 20,478,680	$ -	$ 70,402,915

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A	$ 12,468,232	$ 6,363,039		$ 18,831,271
Shares outstanding - Class A	1,154,686	695,570	(106,287) (1)	1,743,969
Net asset value per share - Class A	$ 10.80	$ 9.15		$ 10.80
Maximum offering price per share - Class A (2)	$ 11.31	$ 9.58		$ 11.31
Net assets - Class B	$ 34,202,901	$ 11,220,410		$ 45,423,311
Shares outstanding - Class B	3,165,963	1,226,371	(187,763) (1)	4,204,571
Net asset value and offering price per share - Class B	$ 10.80	$ 9.15		$ 10.80
Net assets - Class C	$ 3,253,102	$ 2,895,231		$ 6,148,333
Shares outstanding - Class C	301,136	$ 316,510	(48,502) (1)	569,144
Net asset value and offering price per share - Class C	$ 10.80	$ 9.15		$ 10.80

INVESTMENTS AT COST	$ 49,635,884	$ 19,938,649		$ 69,574,533
(1)	Share adjustments based on surviving Fund NAV.
(2)	Maximum offering price is computed as 100/95.5 of net asset value. On investments of $50,000 or more the offering price is reduced.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See pages B-20-21.]

WELLS FARGO FUNDS - Income Plus Fund

PRO FORMA STATEMENT OF OPERATIONS

For the Year Ended May 31, 2001 (Unaudited)
	WF Income Plus Fund	WF Corporate Bond Fund	Pro Forma Adjustments	WF Income Plus Fund Pro Forma Combined

INVESTMENT INCOME
Dividends
	$ 19,125	$ -	-	$ 19,125
Interest
	3,498,700	1,317,382	-	4,816,082
Security Lending Income
	29,518	7,877	-	37,395
Total Investment Income	3,547,343	$ 1,325,259	-	4,872,602

EXPENSES
Advisory fees
	262,456	86,045	19,273 (1)	367,774
Administration fees
	65,614	26,192	-	91,806
Custody fees
	8,749	3,492	-	12,241
Shareholder servicing fees
	109,357	43,023	-	152,380
Portfolio accounting fees
	94,265	82,524	(72,586) (1)	104,203
Transfer agency fees

Class A
	11,233	5,919	2,861 (1)	20,013
Class B
	41,905	16,349	2,446 (1)	60,700
Class C
	5,139	5,598	1,375 (1)	12,112
Distribution Fees
Class A
	-	-	-	-
Class B
	233,299	76,970	-	310,269
Class C
	19,924	12,230	-	32,154
Legal and audit fees
	20,584	17,943	(17,074) (1)	21,453
Registration fees
	10,750	4,722	(3,213) (1)	12,259
Directors’ fees
	4,250	4,250	(4,250) (1)	4,250
Shareholder reports
	4,845	1,900	(615) (1)	6,130
Other
	1,882	1,823	586 (1)	4,291
Total Expenses	894,252	388,980	(71,197)	1,212,035
Less:
Waived fees and reimbursed expenses fees
	(159,883)	(123,862)	28,923 (1)	(254,822)
Net expenses	734,369	265,118	(42,274)	957,213
NET INVESTMENT INCOME (LOSS)	2,812,974	1,060,141	42,274	3,915,389

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	(2,021,928)	(730,592)		(2,752,520)
Net realized gain (loss) on foreign currency transactions	(65,172)	(12,676)		(77,848)
Net change in unrealized appreciation or depreciation of investments	2,971,418	1,516,574		4,487,992
Net change in unrealized appreciation or depreciation of foreign currency transactions	124,231	17,337		141,568
Net Gain (Loss) on Investments	1,008,549	790,643	-	1,799,192
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,821,523	$ 1,850,784	42,274	$ 5,714,581
(1)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See pages B-20-21.]

WELLS FARGO FUNDS - Income Plus Fund

PRO FORMA PORTFOLIO OF INVESTMENTS(1)

As of May 31, 2001 (Unaudited)
Shares/Par						Market Value
WF Corporate Bond Fund	WF Income Plus Fund	WF Income Plus Fund Pro Forma Combined	Security Name	Interest Rate	Maturity Date	WF Corporate Bond Fund	WF Income Plus Fund	WF Income Plus Fund Pro Forma Combined
			Corporate Bonds & Notes - 49.04% Aerospace/Defense - 0.57%
	165,000	165,000	Lockheed Martin Corporation	8.20%	12/1/2009	$ -	$ 179,121	$ 179,121
150,000		150,000	Lockheed Martin Corporation	8.50	12/1/2029	167,142		167,142
55,000		55,000	Raytheon Company	6.75	8/15/2007	54,022		54,022
						221,164	179,121	400,285
			Amusement & Recreation Services - 1.54%
	250,000	250,000	Cinemark USA Incorporated Series B	9.63	8/12/2008		212,500	212,500
55,000	150,000	205,000	Intrawest Corporation (a)	10.50	2/1/2010	57,200	156,000	213,200
75,000		75,000	Park Place Entertainment (a)	8.13	5/15/2011	74,250		74,250
10,000	250,000	260,000	Park Place Entertainment	9.38	2/15/2007	10,537	263,438	273,975
	250,000	250,000	Station Casinos	8.88	12/1/2008		258,437	258,437
50,000		50,000	Station Casinos	9.88	7/1/2010	52,188		52,188
						194,175	890,375	1,084,550
			Building Construction-General Contractors & Operative Builders - 1.25%
	265,000	265,000	Beazer Homes USA	9.00	3/12/2004		265,000	265,000
10,000	250,000	260,000	D.R. Horton Incorporated	10.00	4/15/2006	10,200	255,000	265,200
	250,000	250,000	Kaufman & Broad Home Corporation	9.63	11/15/2006		260,625	260,625
90,000		90,000	KB Home	9.50	2/15/2011	90,900		90,900
						101,100	780,625	881,725

			Business Services - 0.58%
150,000		150,000	Oracle Corporation	6.72	2/15/2004	152,981		152,981
30,000	115,000	145,000	SESI LLC (a)	8.88	5/15/2011	30,750	117,875	148,625
100,000		100,000	Time Warner Cable Incorporated	7.98	8/15/2004	106,251		106,251
						289,982	117,875	407,857

			Chemicals & Allied Products - 1.46%
55,000	65,000	120,000	Dow Chemical Company	6.13	2/1/2011	53,420	63,132	116,552
60,000	70,000	130,000	Dow Chemical Company	7.38	11/1/2029	61,667	71,945	133,612
85,000	100,000	185,000	Dupont El de Nemours Company	6.88	10/15/2009	87,276	102,677	189,953
	20,000	20,000	Georgia Gulf Corporation	10.38	11/1/2007		21,100	21,100
	250,000	250,000	IMC Global Incorporated (a)	11.25	6/1/2011		257,500	257,500
	135,000	135,000	Merck & Company Incorporated	6.40	3/1/2028		128,816	128,816
	180,000	180,000	Pfizer Incorporated	5.63	2/1/2006		180,678	180,678
						202,363	825,848	1,028,211
			Communications - 6.23%
	50,000	50,000	Adelphia Communications Series B	10.50	7/15/2004		51,125	51,125
55,000	150,000	205,000	American Tower Corporation (a)	9.38	2/1/2008	54,038	147,375	201,413
75,000		75,000	British Telecommunications plc	7.63	12/15/2005	78,689		78,689
50,000	250,000	300,000	Charter Communications Holdings LLC	8.63	4/1/2009	47,750	238,750	286,500
150,000		150,000	Clear Channel Communication Incorporated	7.65	9/15/2010	154,756		154,756
150,000		150,000	Comcast Cable Communication	6.20	11/15/2008	145,369		145,369
	180,000	180,000	Comcast Cable Communication	6.38	1/30/2006		180,389	180,389
45,000	180,000	225,000	Crown Castle International Corporation	10.75	8/1/2011	46,350	185,400	231,750
100,000	500,000	600,000	CSC Holdings Incorporated	10.50	5/15/2016	111,250	556,250	667,500
	250,000	250,000	Frontiervision LP Capital	11.00	10/15/2006		258,125	258,125
80,000	200,000	280,000	Global Crossing Holdings Limited	9.63	5/15/2008	74,000	185,000	259,000
40,000	200,000	240,000	McleodUSA Incorporated	9.25	7/15/2007	28,600	143,000	171,600
75,000	250,000	325,000	Mediacom LLC (a)	9.50	1/15/2013	72,187	240,625	312,812
70,000	180,000	250,000	Nextel Communications	9.38	11/15/2009	56,700	145,800	202,500
50,000	250,000	300,000	Rogers Cantel Incorporated	8.80	10/1/2007	47,813	239,063	286,876
150,000		150,000	Tele-Communications Incorporated	9.80	2/1/2012	177,710		177,710
110,000	135,000	245,000	TELUS Corporation	7.50	6/1/2007	111,820	137,234	249,054
30,000	160,000	190,000	Voicestream Wireless Corporation	10.38	11/15/2009	34,275	182,800	217,075
55,000	65,000	120,000	WorldCom Incorporated	6.50	5/15/2004	55,148	65,175	120,323
60,000	70,000	130,000	WorldCom Incorporated	8.25	5/15/2031	60,102	70,118	130,220
						1,356,557	3,026,229	4,382,786
			Depository Institutions - 3.11%
300,000		300,000	Citicorp Capital II	8.02	2/15/2027	302,100		302,100
	120,000	120,000	Fleet Boston Corporation	7.25	9/15/2005		126,100	126,100
250,000		250,000	Fleet Boston Corporation	7.38	12/1/2009	260,768		260,768
110,000		110,000	Heller Financial Incorporated	6.38	3/15/2006	110,733		110,733
300,000		300,000	Household Finance Corporation	8.00	7/15/2010	321,134		321,134
250,000		250,000	HSBC USA	6.63	3/1/2009	247,989		247,989
200,000	135,000	335,000	NationsBank Corporation	7.80	9/15/2016	208,416	140,681	349,097
150,000		150,000	Popular North America	6.63	1/15/2004	152,074		152,074
60,000		60,000	Tembec Finance Corporation	9.88	9/30/2002	62,475		62,475
115,000	140,000	255,000	Washington Mutual Finance	6.25	5/15/2006	114,895	139,871	254,766
						1,780,584	406,652	2,187,236
			Eating & Drinking Places - 0.47%
80,000	245,000	325,000	Tricon Global Restaurant	8.88	4/15/2011	81,200	248,675	329,875
Shares/Par						Market Value
WF Corporate Bond Fund	WF Income Plus Fund	WF Income Plus Fund Pro Forma Combined	Security Name	Interest Rate	Maturity Date	WF Corporate Bond Fund	WF Income Plus Fund	WF Income Plus Fund Pro Forma Combined
			Electric Gas & Sanitary Services - 2.82%
	25,000	25,000	AES Corporation	8.88	2/15/2011		24,812	24,812
5,000	200,000	205,000	Allied Waste North America Series B	7.88	1/1/2009	4,900	196,000	200,900
100,000	120,000	220,000	American Electric Power Company	6.13	5/15/2006	98,663	118,396	217,059
80,000	240,000	320,000	BRL Universal Equipment (a)	8.88	2/15/2007	82,400	247,200	329,600
90,000		90,000	Chesapeake Energy Corporation (a)	8.13	4/1/2011	87,750		87,750
85,000	250,000	335,000	El Paso Energy (a)	8.50	6/1/2011	86,275	253,750	340,025
70,000		70,000	Key Energy Services Incorporated (a)	8.38	3/1/2008	71,750		71,750
100,000		100,000	NRG Energy Incorporated	8.00	11/1/2003	103,452		103,452
100,000	120,000	220,000	Progress Energy Incorporated	7.10	3/1/2011	100,784	120,941	221,725
	130,000	130,000	Republic Services Incorporated	6.63	5/15/2004		130,360	130,360
150,000		150,000	Republic Services Incorporated	7.13	5/15/2009	147,763		147,763
5,000	100,000	105,000	Triton Energy Limited	8.88	10/1/2007	5,225	104,500	109,725
						788,962	1,195,959	1,984,921

			Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 2.20%
10,000	100,000	110,000	Amkor Technology Incorporated (a)	9.25	2/15/2008	9,500	95,000	104,500
90,000		90,000	Calpine Corporation	8.63	8/15/2010	89,984		89,984
300,000		300,000	Enserch Corporation	6.56	7/1/2005	300,266		300,266
60,000	190,000	250,000	Fairchild Semiconductor	10.50	2/1/2009	60,150	190,475	250,625
	210,000	210,000	Flextronics International Limited	9.75	7/1/2010		184,674	184,674
	120,000	120,000	General Electric Capital Corporation	6.88	11/15/2010		124,414	124,414
300,000		300,000	General Electric Capital Corporation	8.70	2/15/2003	319,600		319,600
	70,000	70,000	Raytheon Company	6.75	8/15/2007		68,755	68,755
30,000	160,000	190,00	Williams Community Group Incorporated	11.70	8/1/2008	16,500	88,000	104,500
						796,000	751,318	1,547,318
			Food & Kindred Products - 2.73%
250,000	20,000	270,000	Anheuser Busch Companies	9.00	12/1/2009	294,574	23,566	318,140
10,000	250,000	260,000	Canandaigua Brands	8.63	8/1/2006	10,400	260,000	270,400
	500,000	500,000	Chiquita Brands International Incorporated #	10.25	11/1/2006		322,500	322,500
	500,000	500,000	Marsh Supermarket Incorporated Series B	8.88	8/1/2007	196,000	490,000	686,000
80,000	240,000	320,000	Winn-Dixie Stores Incorporated	8.88	4/1/2008	81,900	245,700	327,600
						582,874	1,341,766	1,924,640
			Forestry - 0.05%
35,000		35,000	Tembec Industries	8.63	6/30/2009	36,225		36,225

			Health Services - 0.88%
15,000	250,000	265,000	HCA - The Healthcare Company	8.75	9/1/2010	15,892	264,863	280,755
80,000	250,000	330,000	Tenet Healthcare Corporation	8.13	12/1/2008	82,800	258,750	341,550
						98,692	523,613	622,305
			Holding & Other Investment Offices - 0.19%
	130,000	130,000	Simon Property Group Incorporated	6.75	2/9/2004		130,253	130,253

			Hotels, Lodging - 0.35%
	40,000	40,000	Felcor Lodging	9.50	9/15/2008		41,400	41,400
	200,000	200,000	Host Marriot LP	9.25	10/1/2007		208,000	208,000
						-	249,400	249,400
			Industrial & Commercial Machinery & Computer Equipment - 2.06%
50,000	245,000	295,000	Agco Corporation (a)	9.50	5/1/2008	49,000	240,100	289,100
250,000		250,000	Dell Computer Corporation	7.10	4/15/2028	225,749		225,749
175,000	120,000	295,000	Hewlett-Packard Company	7.15	6/15/2005	181,744	124,625	306,396
	165,000	165,000	IBM Corporation	7.50	6/15/2013		177,569	177,569
100,000		100,000	IBM Corporation	8.38	11/1/2019	113,528		113,528
	150,000	150,000	International Game Technology	8.38	5/15/2009		154,500	154,500
	179,000	179,000	Sun Microsystems Incorporated	7.50	8/15/2006		184,503	184,503
						570,021	881,297	1,451,318
			Insurance Carriers - 0.76%
110,000	135,000	245,000	Aetna Incorporated	7.38	3/1/2006	108,486	133,142	241,628
250,000		250,000	AMBAC Incorporated	9.38	8/1/2011	294,577		294,577
						403,063	133,142	536,205
			Manufacturing Industries - 0.41%
50,000	235,000	285,000	Steinway Musical Instruments (a)	8.75	4/15/2011	50,250	236,175	286,425

			Motion Pictures - 0.20%
	135,000	135,000	Time Warner Incorporated	7.75	6/15/2005		141,627	141,627

			Nondepository Credit Institutions - 3.43%
	500,000	500,000	American General Finance	8.13	8/15/2009		544,196	544,196
150,000	130,000	280,000	CIT Group Incorporated	7.63	8/16/2005	158,031	136,960	294,991
100,000	180,000	280,000	Citigroup Incorporated	7.25	10/1/2010	103,895	187,010	290,905
300,000		300,000	Countrywide Credit Industries Incorporated	6.25	4/15/2009	290,134		290,134
350,000		350,000	Ford Motor Credit Corporation	7.38	2/1/2011	356,327		356,327
	135,000	135,000	Heller Financial Incorporated	6.38	3/15/2006		135,900	135,900
	120,000	120,000	Household Finance Corporation	8.00	5/9/2005		128,366	128,366
100,000		100,000	Sears Discover Card Corporation	9.14	3/13/2012	113,313		113,313
	250,000	250,000	Tembec Finance Corporation	9.88	9/30/2005		260,313	260,313
						1,021,700	1,392,745	2,414,445
			Oil Exploration & Production - 2.24%
150,000		150,000	Canadian Occidental Petroleum	7.13	2/4/2004	155,100		155,100
	245,000	245,000	Chesapeake Energy Company (a)	8.13	4/1/2011		238,875	238,875
100,000	120,000	220,000	Enron Corporation	6.63	11/15/2005	100,794	120,953	221,747
	185,000	185,000	Key Energy Services Incorporated (a)	8.38	3/1/2008		189,625	189,625
25,000	150,000	175,000	Ocean Energy Incorporated	8.88	7/15/2007	26,562	159,375	185,937
25,000	150,000	175,000	Pioneer Natural Resource Company	9.63	4/1/2010	27,765	166,590	194,355
25,000	175,000	200,000	Snyder Oil Corporation	8.75	6/15/2007	26,500	185,500	212,000
25,000	150,000	175,000	Vintage Petroleum Incorporated	9.00		25,938	155,625	181,563
						362,659	1,216,543	1,579,202
			Paper & Allied Products - 0.37%
	250,000	250,000	Playtex Products Incorporated Series B	8.88	7/15/2004		260,625	260,625

			Petroleum Refining & Related Industries - 1.27%
300,000		300,000	Amoco Company	6.50	8/1/2007	305,998		305,998
185,000	180,000	365,000	Atlantic Richfield Company	5.90	4/15/2009	181,354	176,453	357,807
20,000	67,000	87,000	Lyondell Chemical Company	9.88	5/1/2007	20,800	69,680	90,480
	130,000	130,000	Tosco Corporation	7.63	5/15/2006		137,796	137,796
						508,152	383,929	892,081

			Pharmaceutical Preparations - 1.32%
50,000	250,000	300,000	ICN Pharmaceuticals Incorporated	9.25	8/15/2005	51,250	256,250	307,500
85,000		85,000	IMC Global Incorporated (a)	11.25	6/1/2011	87,550		87,550
300,000		300,000	Merck & Company Incorporated	6.40	3/1/2028	286,258		286,258
250,000		250,000	Pfizer Incorporated	5.63	2/1/2006	250,940		250,940
						675,998	256,250	932,248
			Power Revenue - 0.79%
55,000		55,000	AES Corporation	8.88	2/15/2011	54,588		54,588
30,000	200,000	230,000	AES Drax Energy	11.50	8/30/2010	32,625	217,500	250,125
	250,000	250,000	Calpine Corporation	8.63	8/15/2010		249,956	249,956
						87,213	467,456	554,669
			Primary Metal Industries - 0.63%
20,000	100,000	120,000	AK Steel Corporation	9.13	12/15/2006	20,550	102,750	123,300
65,000	235,000	300,000	Century Aluminum Company (a)	11.75	4/15/2008	69,225	250,275	319,500
						89,775	353,025	442,800
			Printing, Publishing & Allied Industries - 1.64%
	250,000	250,000	Garden State Newspapers	8.63	7/1/2011		237,500	237,500
10,000		10,000	Garden State Newspapers	8.75	10/1/2009	9,725		9,725
10,000	50,000	60,000	Hollinger International Publishing	9.25	3/15/2007	10,250	51,250	61,500
200,000		200,000	News America Incorporated	6.70	5/21/2004	201,802		201,802
	225,000	225,000	News America Incorporated	8.00	10/17/2016		223,407	223,407
15,000	60,000	75,000	Primedia Incorporated (a)	8.88	5/15/2011	14,550	58,200	72,750
	130,000	130,000	Viacom Incorporated	7.75	6/1/2005		137,712	137,712
200,000		200,000	Viacom Incorporated	7.88	7/30/2030	210,439		210,439
						446,766	708,069	1,154,835
			Railroad Transportation - 0.40%
70,000	200,000	270,000	Kansas City Southern	9.50	10/1/2008	73,850	211,000	284,850

			Real Estate - 0.65%
150,000		150,000	EOP Operating LP	7.75	11/15/2007	156,340		156,340
300,000		300,000	ERP Operating LP	6.63	4/13/2005	299,695		299,695
						456,035	-	456,035
			Retail & Related - 1.44%
100,000		100,000	Dayton Hudson Corporation	7.25	9/1/2004	105,708		105,708
	130,000	130,000	Target Corporation	7.50	2/18/2005		137,621	137,621
250,000	1,000,000	1,250,000	Vista Eyecare Incorporated Series B #	12.75	10/15/2005	82,500	330,000	412,500
200,000		200,000	Wal-Mart Stores Incorporated	6.88	8/10/2009	207,889		207,889
	135,000	135,000	Wal-Mart Stores Incorporated	7.55	2/15/2030		147,282	147,282
						396,097	614,903	1,011,000
			Security & Commodity Brokers, Dealers, Exchanges & Services - 2.30%
300,000		300,000	Goldman Sachs Group Incorporated	6.65	5/15/2009	296,854		296,854
	120,000	120,000	Goldman Sachs Group Incorporated	7.63	8/17/2005		127,305	127,305
100,000	120,000	220,000	J. P. Morgan & Company Incorporated	7.63	9/15/2004	106,375	127,650	234,025
130,000	180,000	310,000	Lehman Brothers Holding Incorporated	7.75	1/15/2005	136,907	189,563	326,470
200,000	135,000	335,000	Merrill Lynch & Company Incorporated	6.88	11/15/2018	195,020	131,639	326,659
165,000	120,000	285,000	Morgan Stanley Group Incorporated	8.00	6/15/2010	178,410	129,753	308,163
						913,566	705,910	1,619,476
			Stone, Clay, Glass & Concrete Products - 0.26%
	200,000	200,000	Owens-Illinois Incorporated	7.85	5/15/2004		180,000	180,000

			Transportation - 0.57%
	250,000	250,000	Budget Group Incorporated	9.13	4/1/2006		131,250	131,250
2,800,782		2,800,782	Continental Airlines	7.55	2/2/2019	271,808		271,808
						271,808	131,250	403,058
			Transportation Equipment - 2.13%
115,000	140,000	255,000	Boeing Capital Corporation	6.10	3/1/2011	112,295	136,707	249,002
100,000		100,000	General Motors ACC Corporation	6.13	1/22/2008	95,770		95,770
200,000		200,000	GMAC Corporation	7.75	1/19/2010	209,420		209,420
	120,000	120,000	Ford Motor Credit Company	7.20	6/15/2007		123,441	123,441
200,000		200,000	Honeywell International Incorporated	7.50	3/1/2010	215,050		215,050
	300,000	300,000	Navistar Financial Corporation	9.00	6/1/2002		298,125	298,125
65,000	240,000	305,000	Sequa Corporation (a)	8.88	4/1/2008	66,056	243,900	309,956
						698,591	802,173	1,500,764
			Wholesale Trade-Durable Goods - 1.74%
85,000	250,000	335,000	Briggs & Stratton Corporation (a)	8.88	3/15/2011	84,788	249,374	334,162
85,000	100,000	185,000	Georgia Pacific Corporation	7.50	5/15/2006	85,862	101,015	186,877
25,000	120,000	145,000	Omnicare Incorporated (a)	8.13	3/15/2011	25,500	122,400	147,900
60,000	250,000	310,000	Russel Metals Incorporated	10.00	6/1/2009	59,175	246,563	305,738
	250,000	250,000	TM Group Holdings	11.00	5/15/2008		248,750	248,750
						255,325	968,102	1,223,427
			Total Corporate Bonds & Notes (Cost $35,454,157)			$ 13,810,747	$ 20,711,930	$ 34,522,677

			Foreign Bonds - 9.19% (b)
55,000		55,000	Air Canada (Canadian Dollar)	6.54	2/2/2019	44,986		44,986
	210,000	210,000	Air Canada (Canadian Dollar)	10.25	3/15/2011		171,766	171,766
	135,000	135,000	Asian Development Bank	6.75	6/11/2007		142,224	142,224
	190,000	190,000	Australian Government (Australian Dollar)	10.00	10/15/2007		117,711	117,711
	180,000	180,000	British Columbia Province	5.38	10/29/2008		174,001	174,001
	263,000	263,000	Bundes Republic Deutschland (Euro)	5.25	1/4/2008		226,311	226,311
	285,000	285,000	Buoni Poliennali Del Tes (Euro)	4.50	5/1/2009		228,864	228,864
	115,000	115,000	Canada-Government (Canadian Dollar)	6.38	11/30/2004		119,725	119,725
	527,000	527,000	Canada-Government (Canadian Dollar)	7.25	6/1/2007		366,438	366,438
5,000	250,000	255,000	Colt Telecom (Euro)	7.63	12/15/2009	3,899	194,952	198,851
5,000	220,000	225,000	Energis plc (Great British Pound)	9.13	3/15/2010	7,039	309,707	316,746
15,000	95,000	110,000	Exodus Communications Incorporated (Euro)	11.38	7/15/2008	8,646	54,756	63,402
	460,000	460,000	France-Government (Euro)	4.00	10/28/2009		357,229	357,229
50,000		50,000	Flextronics International (Euro)	9.75	7/1/2005	43,970		43,970
	75,000	75,000	Hellenic Republic (Euro)	6.50	1/11/2014		67,851	67,851
40,000	115,000	155,000	Huntsman International (Euro)	10.13	7/1/2009	34,752	99,911	134,663
	180,000	180,000	Interamerican Development Bank	7.38	1/15/2010		195,208	195,208
	105,000	105,000	International Bank for Reconstruction & Development	7.63	1/19/2023		119,104	119,104
	51,150,000	51,150,000	Japan-Government (Japanese Yen)	1.50	9/22/2008		446,437	446,437
20,000	95,000	115,000	KPN Qwest BV (Euro)	7.13	6/1/2009	13,816	65,627	79,443
225,000	130,000	355,000	Manitoba Province (Canadian Dollar)	7.50	2/22/2010	245,209	141,676	386,885
	110,000	110,000	New Zealand Government (New Zealand Dollar)	8.00	11/15/2006		47,794	47,794
15,000	95,000	110,000	NTL Communications Corporation (Euro)	9.88	11/15/2009	9,631	60,997	70,628
	140,000	140,000	Ontario Province	5.50	10/1/2008		135,993	135,993
	140,000	140,000	Quebec Province (Canadian Dollar)	5.75	2/15/2009		134,909	134,909
100,000		100,000	Quebec Province (Canadian Dollar)	8.80	4/15/2003	107,078		107,078
	250,000	250,000	Republic of Brazil	11.63	4/15/2004		249,375	249,375
	250,000	250,000	Republic of Panama	8.25	4/22/2008		243,750	243,750
	220,000	220,000	Republic of Philippines	8.88	4/15/2008		206,250	206,250
	170,000	170,000	Republic of Poland	7.13	7/1/2004		177,225	177,225
	250,000	250,000	Republic of South Africa	9.13	5/19/2009		265,000	265,000
	230,000	230,000	Republic of Turkey	11.88	11/5/2004		226,550	226,550
	1,605,000	1,605,000	Swedish Government (Swedish Krona)	6.50	5/5/2008		160,230	160,230
	121,000	121,000	United Kingdom - Treasury (British Pound)	7.75	9/8/2006		190,287	190,287
	250,000	250,000	United Mexican States	8.63	3/12/2008		255,251	255,251
			Total Foreign Bonds (Cost $6,626,669)			519,026	5,953,109	6,472,135

			US Government Agency Securities - 12.32% Federal Home Loan Mortgage Corporation - 1.65%
	525,000	525,000	FHLMC	6.25	7/15/2004		543,278	543,278
	355,000	355,000	FHLMC	6.63	9/15/2009		368,818	368,818
40,000	45,000	85,000	FHLMC	5.63	3/15/2011	38,534	43,351	81,885
	71,898	71,898	FHLMC #C00922	8.00	2/1/2030		74,607	74,607
	96,329	96,329	FHLMC #C28291	6.50	7/1/2029		95,407	95,407
						38,534	1,125,461	1,163,995
			Federal National Mortgage Association - 9.59%
	680,000	680,000	FNMA	6.63	4/15/2002		695,037	695,037
	85,000	85,000	FNMA	7.00	7/15/2005		89,986	89,986
	85,000	85,000	FNMA	7.25	1/15/2010		91,771	91,771
160,000	160,000	320,000	FNMA	7.13	1/15/2030	171,330	171,330	342,660
	87,932	87,932	FNMA #252924	7.00	12/1/2029		88,782	88,782
	846,081	846,081	FNMA #411023	6.50	3/1/2013		852,164	852,164
	271,885	271,885	FNMA #512386	7.00	9/1/2029		274,093	274,093
	287,633	287,633	FNMA #512387	7.00	9/1/2029		289,968	289,968
785,523	1,376,345	2,161,868	FNMA #513615	7.50	9/1/2029	803,684	1,408,166	2,211,850
372,858		372,858	FNMA #525817	7.50	4/1/2030	381,434		381,434
	295,277	295,277	FNMA #514262	7.00	9/1/2029		297,675	297,675
	1,021,554	1,021,554	FNMA #533381	8.00	3/1/2030		1,058,586	1,058,586
	70,432	70,432	FNMA #549602	7.50	8/1/2030		72,041	72,041
						1,356,448	5,389,599	6,746,047
			Government National Mortgage Association - 0.56%
	226,466	226,466	GNMA #346995	6.00	6/15/2029		219,931	219,931
	89,387	89,387	GNMA #509956	7.00	6/15/2029		90,539	90,539
	82,951	82,951	GNMA #516121	7.50	12/15/2029		85,247	85,247
						-	395,717	395,717
			Tennessee Valley Authority - 0.52%
180,000	180,000	360,000	TVA	6.75	11/2/2025	183,369	183,369	366,738

			Total US Government Agency Securities (Cost $ 8,480,679)			$ 1,578,351	$ 7,094,146	$ 8,672,497

			US Treasury Securities - 23.82% US Treasury Bonds - 18.70%
500,000		500,000	US Treasury Bonds	4.63	2/28/2003	503,318		503,318
250,000	3,300,000	3,550,000	US Treasury Bonds	10.75	8/15/2005	304,228	4,015,817	4,320,045
3,000	133,000	136,000	US Treasury Bonds	10.38	11/15/2012	3,803	168,598	172,401
7,000	400,000	407,000	US Treasury Bonds	7.25	5/15/2016	7,965	455,188	463,153
8,000		8,000	US Treasury Bonds	8.13	8/15/2019	9,940		9,940
850,000	418,000	1,268,000	US Treasury Bonds	8.13	8/15/2021	1,064,869	519,380	1,584,249
3,000	97,000	100,000	US Treasury Bonds	8.00	11/15/2021	3,719	120,257	123,976
10,000	528,000	538,000	US Treasury Bonds	6.25	8/15/2023	10,353	546,633	556,986
	2,905,000	2,905,000	US Treasury Bonds	5.25	2/15/2029		2,647,672	2,647,672
785,000	1,180,000	1,965,000	US Treasury Bonds	6.13	8/15/2029	810,674	1,218,593	2,029,267
800,000		800,000	US Treasury Bonds	5.38	2/15/2031	754,875		754,875
			Total US Treasury Bonds			3,473,744	9,692,138	13,165,882

			US Treasury Notes - 5.12%
	900,000	900,000	US Treasury Notes	5.75	10/31/2002		920,754	920,754
	775,000	775,000	US Treasury Notes	5.13	12/31/2002		786,614	786,614
	650,000	650,000	US Treasury Notes	5.75	11/15/2005		670,144	670,144
	765,000	765,000	US Treasury Notes	6.50	2/15/2010		821,206	821,206
	400,000	400,000	US Treasury Notes	5.75	8/15/2010		408,666	408,666
						-	3,607,384	3,607,384
			Total U.S. Treasury Securities (Cost $16,602,028)			$ 3,473,744	$ 13,299,522	$ 16,773,266

			Short-Term Instruments - 3.43%
150,000	1,025,000	1,175,000	Goldman Sachs Pooled Repurchase Agreement - 102% Collateralized by U.S. Government Securities	3.98	6/1/2001	150,000	1,025,000	1,175,000
500,000	736,000	1,236,000	Morgan Stanley & Company Inc. Pooled Repurchase Agreement 102% Collateralized by U.S. Government Securities	3.98	6/1/2001	500,000	736,000	1,236,000
			Total Short-Term Instruments (Cost $2,411,000)			650,000	1,761,000	2,411,000

			Total Investments in Securities (Cost $69,574,533)	97.80%		$ 20,031,868	$48,819,707	$ 68,851,575
			Other Assets and Liabilities, Net	2.20%		446,812	1,104,528	1,551,340
			Total Net Assets	100.00%		$ 20,478,680	$ 49,924,235	$70,402,915
(a)	Represents securities sold in a private placement exempt from registration under section 144A of the Securities Act of 1933. These securities may only be sold to other qualified institutional buyers and are considered liquid by the Advisor pursuant to guidelines established by the Board of Trustees.
(b)	Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
#	This Security is currently in default in regard to its interest payment as of 5/31/01.
(1)	It is not expected that these securities will have to be sold as a result of the Reorganization.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See pages B-20-21.]

WELLS FARGO FUNDS -International Equity Fund

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2001 (Unaudited)
	WF International Equity Fund	WF International Fund	Pro Forma Adjustments	WF International Equity Fund Pro Forma Combined

ASSETS
Investments:
In securities, at market value (see cost below)
	$ 181,214,814	$ 196,354,515		$ 377,569,329
Cash
	50,000	0		50,000
Receivables:
Dividends, interest, other receivables
	660,747	-		660,747
Fund shares sold
	2,142,592	1,377,926		3,520,518
Investment securities sold
	285,227	0		285,227
Prepaid expenses and other assets	-	1,424		1,424
Total Assets	184,353,380	197,733,865		382,087,245
LIABILITIES
Payables:
Dividends Payable
	0	6,410		6,410
Funds shares redeemed
	373,062	40,323		413,385
Due to other related parties
	174,056	26,874		200,930
Due to advisor and affiliates
	156,771	21,117		177,888
Other
	300,600	47,260		347,860
Total Liabilities	1,004,489	141,984	-	1,146,473
TOTAL NET ASSETS	$ 183,348,891	$ 197,591,881	$ -	$ 380,940,772

Net assets consist of:
Paid-in capital
	$ 245,212,454	$ 265,772,783		$ 510,985,237
Undistributed net investment income (loss)
	0	6,736,599		6,736,599
Undistributed net realized gain (loss) on investments and foreign currencies
	(10,271,946)	(27,777,458)		(38,049,404)
Net unrealized appreciation (depreciation) of investments and foreign currencies
	(51,591,617)	(47,140,043)		(98,731,660)
TOTAL NET ASSETS	$ 183,348,891	$ 197,591,881	$ -	$ 380,940,772

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A	$ 30,726,613	$ 2,420,918		$ 33,147,531
Shares outstanding - Class A	2,927,068	166,844	63,777 (1)	3,157,689
Net asset value per share - Class A	$ 10.50	$ 14.51		$ 10.50
Maximum offering price per share - Class A (2)	$ 11.14	$ 15.40		$ 11.14
Net assets - Class B	$ 41,122,292	$ 2,308,311		$ 43,430,603
Shares outstanding - Class B	4,012,360	164,133	61,092 (1)	4,237,585
Net asset value and offering price per share - Class B	$ 10.25	$ 14.06		$ 10.25
Net assets - Class C	$ 2,703,901	N/A		$ 2,703,901
Shares outstanding - Class C	264,178	N/A		$ 264,178
Net asset value and offering price per share - Class C	$ 10.24	N/A		$ 10.24
Net assets - Institutional Class	$ 108,796,085	$ 192,862,652		$ 301,658,737
Shares outstanding - Institutional Class	10,388,289	13,284,845	5,130,459 (1)	28,803,593
Net asset value and offering price per share - Institutional Class	$ 10.47	14.52		$ 10.47

INVESTMENTS AT COST	$ 232,835,674	$ 243,494,558		$ 476,330,232
(1)	Share adjustments based on surviving Fund NAV.
(2)	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more the offering price is reduced.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See pages B-20-21.]

WELLS FARGO FUNDS - International Equity Fund

PRO FORMA STATEMENT OF OPERATIONS

For the Year Ended September 30, 2001 (Unaudited)
	WF International Equity Fund	WF International Fund	Pro Forma Adjustments	WF International Equity Fund Pro Forma Combined

INVESTMENT INCOME
Dividends
	$ 2,702,284	$ 3,432,223	0	$ 6,134,507
Interest
	1,260,515	661,134	0	1,921,649
Security Lending Income
	20,151	197,319	0	217,470
Net Expenses Allocated from Core
	-	(3,156,458)	3,156,458 (1)	-
Total Investment Income	3,982,950	1,134,218	3,156,458	8,273,626

EXPENSES
Advisory fees
	2,204,604	-	2,486,374 (1)	4,690,978
Administration fees
	330,691	370,276	0	700,967
Custody fees
	551,151	-	621,594 (1)	1,172,745
Shareholder servicing fees
	240,707	14,402	0	255,109
Portfolio accounting fees
	63,675	24,582	(17,892) (1)	70,365
Transfer agency fees

Class A
	56,912	15,905	(1,613) (1)	71,204
Class B
	109,228	14,780	(3,195) (1)	120,813
Class C
	5,705	0	658 (1)	6,363
Class I
	81,130	20,584	(2,718) (1)	98,996
Distribution Fees
Class A
	-	-	0	-
Class B
	407,635	22,155	0	429,790
Class C
	22,651	-	0	22,651
Legal and audit fees
	33,514	14,889	(13,221) (1)	35,182
Registration fees
	18,730	51,578	(11,671) (1)	58,637
Directors’ fees
	4,171	4,171	(4,171) (1)	4,171
Shareholder reports
	14,048	32,811	(9,331) (1)	37,528
Other
	11,063	-	12,392 (1)	23,455
Total Expenses	$ 4,155,615	$ 586,133	3,057,206	$ 7,798,954
Less:
Waived fees and reimbursed expenses fees
	(172,415)	(27,631)	(86,676) (1)	(286,722)
Net expenses	3,983,200	558,502	2,970,530	7,512,232
NET INVESTMENT INCOME (LOSS)	(250)	575,716	185,928	761,394

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	(9,963,460)	-	(24,819,608)	(34,783,068)
Net realized gain (loss) on sale of investments allocated from portfolios		(24,819,608)	24,819,608	-
Net realized gain (loss) on foreign currency transactions	(18,092)		5,802,213	5,784,121
Net realized gain (loss) on foreign currency transactions allocated from portfolios		5,802,213	(5,802,213)	-
Net change in unrealized appreciation or depreciation of investments	(64,857,536)	-	(56,802,671)	(121,660,207)
Net change in unrealized appreciation or depreciation of investments allocated from portfolios		(56,802,671)	56,802,671	-
Net change in unrealized appreciation or depreciation of foreign currency transactions	6,870		(362,561)	(355,691)
Net change in unrealized appreciation or depreciation of foreign currency transactions allocated from portfolios		(362,561)	362,561	-
Net Gain (Loss) on Investments	(74,832,218)	(76,182,627)	0	(151,014,845)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (74,832,468)	$ (75,606,911)	185,928	$ (150,253,451)
(1)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See pages B-20-21.]

WELLS FARGO FUNDS - INTERNATIONAL EQUITY FUND

PRO FORMA PORTFOLIO OF INVESTMENTS(1)

As of September 30, 2001 (Unaudited)

Shares/Par Market Value

WF International Equity Fund	WF International Fund(2)	WF International Equity Fund Pro Forma Combined	Security Name	WF International Equity Fund	WF International Fund(2)	WF International Equity Fund Pro Forma Combined
			Common Stock - 91.86%
			Australia - 2.47%
552,650		552,650	BHP Billiton Limited (Oil & Gas Extraction)	2,340,062		2,340,062
1,325,700		1,325,700	Foster’s Group Limited (Food & Kindred Products)	3,264,642		3,264,642
345,800		345,800	News Corporation Limited (Printing, Publishing & Allied Industries)	2,116,102		2,116.102
55,700		55,700	OneSteel Limited (Primary Metal Industries)	25,014		25,014
	648,330	648,330	Telestra Corporation Limited (Services)		1,676,552	1,676,552
				7,745,820	1,676,552	9,422,372
			Brazil - 0.28%

71,100		71,100	Aracruz Celulose SA ADR (Paper & Allied Products)	1,055,835		1,055,835

			Belgium - 0.16%
	10,943	10,943	Delhaize Le Lion SA (Food & Kindred Products)		613,412	613,412

			Canada - 0.41%
	171,080	171,080	Noranda Incorporated (Metal Mining)		1,570,320	1,570,320

			Finland - 1.82%
	39,995	39,995	Nokia Oyj (Services)		653,808	653,808
	144,486	144,486	Sonera Oyj (Services)		392,121	392,121
	281,277	281,277	Stora Enso Oyj (Materials)		3,137,982	3,137,982
	96,166	96,166	UPM-Kymmene Oyj (Services)		2,741,283	2,741,283
				-	6,925,194	6,925,194
			France - 11.21%
	40,392	40,392	Accor SA (Services)		1,147,724	1,147,724
	17,126	17,126	Air Liquide (Energy)		2,401,906	2,401,906
	29,093	29,093	Casino Guichard Perrachon (Consumer Non-Durables)		2,244,219	2,244,219
	21,092	21,092	Compagnie de St Gobain (Capital Equipment)		2,900,489	2,900,489
164,571		164,571	Groupe Danone ADR (Food & Kindred Products)	4,259,097		4,259,097
	43,639	43,639	Lafarge SA (Business Services/Computer Software)		3,554,958	3,554,958
			Michelin Compagnie Generale des Etabilissements
	82,643	82,643	(Wholesale Trade-Consumer Durable Goods)		2,178,904	2,178,904
	40,392	40,392	Pechiney SA (Primary Metal Industries)		1,526,605	1,526,605
76,400		76,400	STMicroelectronics NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	1,640,662		1,640,662
145,300		145,300	Suez Lyonnaise des Eaux (Multi-Industry)	4,829,924		4,829,924
34,800	17,726	52,526	Total Fina Elf (Oil & Gas Extraction)	4,674,693	2,381,115	7,055,808
	166,024	166,024	Usinor SA (Industrial & Commercial Machinery & Computer Equipment)		1,330,567	1,330,567
	65,147	65,147	Valeo (Capital Equipment)		2,055,778	2,055,778
51,200	69,607	120,807	Vivendi Universal (Business Services)	2,371,061	3,223,526	5,594,587
				17,775,438	24,945,790	42,721,228
			Germany - 7.28%
	29,552	29,552	Adidas-Salomon AG (Wholesale Trade-Nondurable Goods)		1,515,197	1,515,197
17,500		17,500	Allianz AG (Insurance Carriers)	3,968,435		3,968,435

31,500	15,654	47,154	Deutsche Bank AG (Foreign Depository Institutions)	1,716,946	853,230	2,570,176
	161,588	161,588	Deutsche Telekom AG (Services)		2,514,989	2,514,989
79,400	54,617	134,017	Metro AG (General Merchandise Stores)	2,603,184	1,790,646	4,393,830
	91,068	91,068	Preussag AG (Multi-Industry)		2,148,034	2,148,034
	21,585	21,585	SAP AG (Services)		2,280,217	2,280,217
36,700	-	36,700	Siemens AG (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	1,383,720	7	1,383,727
	65,192	65,192	Thyssen Krupp AG (Capital Equipment)		676,836	676,836
61,700		61,700	Veba AG (Electric, Gas & Sanitary Services)	3,169,174		3,169,174
	88,891	88,891	Volkswagen AG (Capital Equipment)		3,100,549	3,100,549
				12,841,458	14,879,706	27,721,165

Shares/Par Market Value

WF International Equity Fund	WF International Fund(2)	WF International Equity Fund Pro Forma Combined	Security Name	WF International Equity Fund	WF International Fund(2)	WF International Equity Fund Pro Forma Combined
			Hong Kong - 1.58%
333,790		333,790	Cheung Kong Holdings Limited (Real Estate)	2,599,884		2,599,884
611,740	145,870	757,610	China Mobile Limited (Communications)	1,945,149	463,824	2,408,973
537,020		537,020	Citic Pacific Limited (Industrial & Commercial Machinery & Computer Equipment)	1,012,144		1,012,144
				5,557,177	463,824	6,021,001
			Hungary - 0.26%
72,100		72,100	Matav RT ADR (Communications)	974,071		974,071

			Italy - 2.39%
	697,955	697,955	Banca di Roma (Finance)		1,544,597	1,544,597
208,650		208,650	ENI SpA (Oil & Gas Extraction)	2,589,978		2,589,978
	116,946	116,946	Fiat SpA (Capital Equipment)		2,044,862	2,044,862
217,400		217,400	San Paolo - IMI SpA (Nondepository Credit Institutions)	2,280,835		2,280,835
	87,825	87,825	Telecom Italia SpA (Services)		663,057	663,057
				4,870,813	4,252,516	9,123,329
			Japan - 20.07%
	12,082	12,082	Advantest Corporation (Capital Equipment)		512,188	512,188
6,000	29,594	35,594	Aiful Corporation (Foreign Depository Institution)	503,651	2,484,232	2,987,884
82,270		82,270	Canon Incorporated (Measuring, Analyzing, & Controlling Instruments; Photographic, Medical & Optical Goods)	2,258,229		2,258,229
69,500	58,500	128,000	Fuji Photo Film Company (Capital Equipment)	2,391,924	2,013,384	4,405,308
	124	124	Fuji Television Network Incorporated (Services)		615,801	615,801
	263,062	263,062	Fujitsu Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)		2,205,998	2,205,998
	393,447	393,447	Hitachi Limited (Capital Equipment)		2,619,026	2,619,026
	29,442	29,442	Honda Motor Company Limited (Capital Equipment)		956,429	956,429
	55,825	55,825	Ito-Yokado Company Limited (Miscellaneous Retail)		2,478,904	2,478,904
760		760	Japan Telecom Company Limited (Communications)	2,366,826		2,366,826
72,700		72,700	Konami Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	1,766,696		1,766,696
	55,442	55,442	Mitsubishi Corporation (Construction-Special Trade Contractors)		396,514	396,514
427,615	269,564	697,179	Mitsubishi Heavy Industries Limited (Capital Equipment)	1,482,456	934,524	2,416,980
	218,709	218,709	NEC Corporation (Capital Equipment)		1,786,323	1,786,323
373,380	394,979	768,359	Nikko Securities Company Limited (Security & Commodity Brokers, Dealers, Exchanges & Services)	1,983,963	2,098,724	4,082,687
36,180		36,180	Nintendo Company Limited (Miscellaneous Manufacturing Industries)	5,196,338		5,196,338
241,375		241,375	Nippon Sheet Glass Company (Building Construction-General Contractors & Operative Builders)	907,714		907,714
	648,100	648,100	Nippon Steel Corporation (Primary Metal Industries)		826,922	826,922
	604	604	Nippon Telegraph & Telephone Corporation (NTT) (Communications)		2,819,572	2,819,572
	355	355	Nippon Unipac Holding (Paper & Allied Products)		1,863,575	1,863,575
	252,357	252,357	Nissan Motor Company Limited (Services)		1,052,814	1,052,814
	233	233	NTT DoCoMo Incorporated (Services)		3,152,151	3,152,151
	6,080	6,080	Oriental Land Company Limited (Amusement & Recreation Services)		375,090	375,090
45,570		45,570	Secom Company Limited (Security Systems Services)	2,348,693		2,348,693
74,330		74,330	Seven-Eleven Japan Company Limited (Miscellaneous Retail)	3,007,391		3,007,391
	230,182	230,182	Sharp Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)		2,067,433	2,067,433
	24,586	24,586	Sony Corporation (Capital Equipment)		905,997	905,997
	240,122	240,122	Sumitomo Bank Limited (Nondepository Credit Institutions)		1,721,348	1,721,348
	331,505	331,505	Sumitomo Chemical Company Limited (Chemicals & Allied Products)		1,191,006	1,191,006
	65,345	65,345	Tokyo Electron Limited (Industrial & Commercial Machinery & Computer Equipment)		2,292,818	2,292,818
	42,824	42,824	Toppan Printing Company Limited (Printing Publishing & Allied Industries)		404,410	404,410
	128,473	128,473	Toshiba Corporation (Capital Equipment)		491,762	491,762
105,900	89,435	195,335	Toyota Motor Corporation (Transportation Equipment)	2,720,171	2,297,222	5,017,392
	442	442	UFJ Holdings Incorporated (Foreign Depository Institutions)		2,192,698	2,192,698
196,100		196,100	USHIO Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	2,516,888		2,516,888
	121,591	121,591	Yamato Transport Company Limited (Transportation Services)		2,424,052	2,424,052
	269,563	269,563	Yasuda Fire & Marine Insurance Company Limited (Insurance Carriers)		1,810,216	1,810,216
				29,450,940	46,991,134	76,442,074
			Korea, Republic of - 0.41%

84,700		84,700	Korea Telecom Corporation ADR (Communications)	1,549,163		1,549,163

			Mexico - 1.87%
1,030,400		1,030,400	America Movil SA de CV (Communications)	765,785		765,785
1,011,600		1,011,600	Grupo Televisa SA - Series CPO (Communications)	1,457,900		1,457,900
1,102,500		1,102,500	Telefonos de Mexico SA de CV - Series L (Communications)	1,781,288		1,781,288
1,492,400		1,492,400	Wal-Mart de Mexico SA de CV - Series V (General Merchandise Stores)	3,123,475		3,123,475
				7,128,448		7,128,448
			Netherlands - 4.23%
13,000		13,000	Akzo Nobel NV (Chemicals & Allied Products)	530,281		530,281
	65,326	65,326	DSM NV (Chemicals & Allied Products)		1,954,360	1,954,360
	38,715	38,715	ING Group NV (Finance)		1,037,658	1,037,658
152,600		152,600	Koninklijke (Royal) Philips Electronics NV ADR (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	2,945,180		2,945,180
132,900		132,900	Koninklijke Ahold NV (Food & Kindred Products)	3,691,532		3,691,532
81,500	37,112	118,612	Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)	4,095,375	1,866,302	5,961,677
				11,262,368	4,858,321	16,120,689
			Other Countries - 0.85%
79,400		79,400	Ryanair Holdings plc ADR (Transportation by Air)	3,253,018		3,253,018

			Singapore - 1.07%
	869,485	869,485	Chartered Semiconductor Manufacturing Limited (Capital Equipment)		1,525,985	1,525,985
380,660		380,660	DBS Group Holdings Limited (Nondepository Credit Institutions)	2,079,650		2,079,650
	465,898	465,898	Singapore Telecommunications Limited (Communications)		477,414	477,414
				2,079,650	2,003,399	4,083,049
			Spain - 3.20%
556,300		556,300	Banco Santander SA (Foreign Depository Institutions)	4,265,825		4,265,825
	38,978	38,978	Bankinter SA (Foreign Depository Institution)		1,102,555	1,102,555
	64,447	64,447	Endesa SA (Electric, Gas & Sanitary Services)		1,000,708	1,000,708
216,301	311,494	527,795	Telefonica SA (Communications)	2,391,438	3,443,891	5,835,328
				6,657,262	5,547,154	12,204,416
			Sweden - 4.15%
	160,506	160,506	Atlas Copco AB A Shares (Capital Equipment)		2,798,495	2,798,495
	219,716	219,716	Electrolux AB Series B (Capital Equipment)		2,286,153	2,286,153
	537,878	537,878	Ericsson LM-B SHS (Services)		1,946,223	1,946,223
25,460		25,460	Nestle SA (Food & Kindred Products)	5,433,709		5,433,709
	139,825	139,825	Sandvik AB (Fabricated Metal Products, Except Machinery & Transportation Equipment)		2,529,673	2,529,673
236,200		236,200	Telefonaktiebolaget LM Ericsson ADR (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	824,338		824,338
				6,258,047	9,560,543	15,818,590

			Switzerland - 5.73%
42,500		42,500	Adecco SA (Business Services)	1,448,637		1,448,637
12,540		12,540	Julius Baer Holding Limited Zurich (Holding & Other Investment Offices)	3,735,190		3,735,190
120,100	61,904	182,004	Novartis AG (Chemicals & Allied Products)	4,702,899	2,424,052	7,126,951
	69,227	69,227	Roche Holding AG (Wholesale Trade - Nondurable Goods)		4,967,615	4,967,615
5,300		5,300	Swiss Reinsurance (Financial)	521,305		521,305
	30,894	30,894	Syngenta AG (Chemicals & Allied Products)		1,561,438	1,561,438
	52,873	52,873	UBS AG (Finance)		2,472,724	2,472,724
				10,408,031	11,425,829	21,833,860
			Taiwan - 0.70%
268,000		268,000	Ase Test Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	2,063,600		2,063,600
379,034		379,034	Ritek Corporation GDR 144A (Industrial & Commercial Machinery & Computer Equipment)	608,463		608,463
				2,672,063	-	2,672,063
			United Kingdom - 21.45%
289,500		289,500	Amvescap plc (Security & Commodity Brokers, Dealers, Exchanges & Services)	3,097,485		3,097,485
118,100	216,925	335,025	ARM Holdings plc ADR (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	1,245,955	746,822	1,992,777
	53,412	53,412	ASML Holding NV (Capital Equipment)		594,408	594,408
437,700	314,766	752,466	BAE Systems plc (Fabricated Metal Products, Except Machinery & Transportation Equipment)	2,129,285	1,531,248	3,660,534
	45,508	45,508	Barclays plc (Finance)		1,251,398	1,251,398
462,900		462,900	Boots Company plc (Retail)	4,245,229		4,245,229
	177,759	177,759	BOC Group plc (Business Services/Computer Software)		2,449,247	2,449,247
375,600	376,911	752,511	BP Amoco plc (Oil & Gas Extraction)	3,102,353	3,113,185	6,215,538
	212,164	212,164	British Land Company plc (Finance)		1,309,635	1,309,635
193,300	649,202	842,502	British Telecommunications plc (Communications)	965,918	3,244,055	4,209,972
351,200		351,200	Compass Group plc (Eating & Drinking Places)	2,449,176		2,449,176
354,100		354,100	Diageo plc (Eating & Drinking Places	3,718,412		3,718,412
65,900	44,951	110,851	GlaxoSmithKline plc ADR (Wholesale Trade-Durable Goods)	3,698,308	1,268,451	4,966,759
	224,319	224,319	General Universal Stores plc (Services)		1,780,284	1,780,284
	268,723	268,723	Hanson plc (Capital Equipment)		1,878,937	1,878,937
	360,501	360,501	HBOS plc (Foreign Depository Institutions)		3,888,940	3,888,940
286,500		286,500	HSBC Holdings plc (Nondepository Credit Institutions)	3,002,941		3,002,941
	179,566	179,566	Imperial Chemical Industries plc (Chemicals & Allied Products)		754,779	754,779
	511,134	511,134	Kingfisher plc (Wholesale Trade-Durable Goods)		2,328,764	2,328,764
288,400	142,028	430,428	Lloyds TSB Group plc (Foreign Depository Institutions)	2,755,104	1,356,799	4,111,902
65,900		65,900	NDS Group plc ADR (Communications)	1,345,019		1,345,019
	60,826	60,826	Prudential Corporation plc (Insurance Carriers)		625,771	625,771
	593,396	593,396	Rentokil Initial plc (Services)		2,145,404	2,145,404
	121,312	121,312	Rio Tinto plc (Metal Mining)		1,907,720	1,907,720
	690,294	690,294	Rolls-Royce plc (Business Services/Computer Software)		1,318,883	1,318,883
271,700		271,700	Royal Bank of Scotland Group (Foreign Depository Institutions)	5,981,786		65,981,786
135,400		135,400	Shire Pharmaceuticals Group (Chemicals & Allied Products)	1,830,779		1,830,779
25,200		25,200	Shire Pharmaceuticals Group plc ADR (Chemicals & Allied Products)	1,015,560		1,015,560
	1,537,409	1,537,409	TeleWest Communications plc (Services)		677,860	677,860
1,100,000	2,048,142	3,148,142	Vodafone Airtouch plc (Communications)	2,425,008	4,515,240	6,940,249
				43,008,317	38,687,829	81,696,145
			United States - 0.26%
	39,140	39,140	Telebras ADR Pfd Block (Communications)		990,592	990,592

			Total Common Stock (Cost $445,566,729)	174,547,919	175,392,114	349,940,033

			Corporate Bond - Restricted Sec. 144A - 0.05%
237,000		237,000	Nortel Networks Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	198,784		198,784
			(Cost $ 237,000)

			Short Term Instruments - 8.01%
			Repurchase Agreements - 7.82%
6,468,111	23,285,973	29,754,084	BankAmerica NT & SA (Security & Commodity Brokers, Dealers, Exchanges & Services)	6,468,111	23,285,973	29,754,084
			102% Collateralized by US Government Securities

			Cash Management Accounts - 0.20%
	772,420	772,420	Wells Fargo Funds Trust 100% Treasury Money Market Fund		772,420	772,420
			Total Short Term Instruments (Cost $30,526,503)	6,468,111	24,058,393	30,526,504

			Interest in Other Assets and Liabilities - Core Portfolio -(0.81)	-	(3,095,992)	(3,095,992)

Total Investments in Securities - (Cost $ 476,330,232)			99.11%	181,214,814	196,354,515	377,569,329
Other Assets and Liabilities, Net			0.89%	2,134,077	1,237,366	3,371,443
Total Net Assets			100.00%	183,348,891	197,591,881	380,940,772
(1)	It is not expected that these securities will have to be sold as a result of the Reorganization.
(2)	The Wells Fargo International Fund is a feeder Fund that invests directly in another registered Fund, the International Portfolio of Wells Fargo Core Trust. The investment schedule under the Wells Fargo International Fund represents the International Fund’s pro rata share of the investment positions held by the International Portfolio as of September 30, 2001.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See pages B-20-21.]

Wells Fargo Funds

Notes to Pro Forma Financial Statements (Unaudited)

1.	Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and the Statement of Operations reflect the accounts of the Corporate Bond Fund and the Income Plus Fund of Wells Fargo Funds Trust ("Wells Fargo Funds") as of May 31, 2001 for the fiscal year then ended, and the accounts of the Wells Fargo International Fund and the Wells Fargo International Equity Fund as of September 30, 2001 for the fiscal year then ended. These pro forma statements have been derived from the annual reports of each Target Fund and its corresponding Acquiring Fund. The Wells Fargo Income Plus Fund will be the legal and accounting survivor of the Corporate Bond Fund/Income Plus Fund reorganization, and the Wells Fargo International Equity Fund will be the legal and accounting survivor of the International Fund/International Equity Fund merger.

Wells Fargo Funds Management, LLC has agreed to pay all expenses of the Reorganization so Wells Fargo Funds shareholders will not bear these costs.

Under generally accepted accounting principles, the historic cost of the investment securities will be carried forward to the surviving entity. The pro forma financial statements have been prepared utilizing proposed fee data and historical data of the Wells Fargo Funds.

The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Wells Fargo Funds.

Pro forma adjusted annual investment advisory fee rates used were 0.60% for the Wells Fargo Income Plus Fund, and 1.00% for the Wells Fargo International Equity Fund.

Pro forma adjusted administration fees were computed based on the annual rate of 0.15% of average daily net assets of the Wells Fargo Funds.

Pro forma adjusted transfer agency fees were calculated on a per shareholder account basis.

Pro forma adjusted custody fees were computed based on an annual rate of 0.02% of average daily net assets of the Wells Fargo Income Plus Fund and 0.25% of the average daily net assets of the Wells Fargo International Equity Fund.

Pro forma shareholder servicing fees were computed based on the annual rate of 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund and the Wells Fargo International Equity Fund.

Pro forma distribution fees were computed based on the annual rate of 0.75% of the average daily net assets of the Class B and Class C shares of the Wells Fargo Income Plus Fund and the Wells Fargo International Equity Fund.

The pro forma adjustments to portfolio accounting and directors’ fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.	Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses.

3.	Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

It is not expected, however, that any of the portfolio securities will have to be sold as a result of the Reorganization.